UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07255

Oppenheimer International Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

		Principal Amount	Value
Asset-Backed Securities—0.6%
Avoca CLO VIII Ltd., Series VIII-X, Cl. E, 4.432%, 10/15/23[1]	EUR	6,170,000	$ 6,718,318
Axius Europe CLO SA, Series 2007-1X, Cl. E, 4.678%, 11/15/23[1]	EUR	6,972,613	7,807,204
Cadogan Square CLO IV BV, Series 4X, Cl. D, 1.855%, 7/24/23[1]	EUR	4,650,000	5,195,877
Halcyon Structured Asset Management European CLO BV,
Series 2006-IIX, Cl. E, 4.158%, 1/25/23[1]	EUR	6,470,000	7,251,241
Harvest CLO IA SA:
Series I-X, Cl. C, 1.983%, 3/29/17[1]	EUR	62,840	76,032
Series I-X, Cl. D, 3.083%, 3/29/17[1]	EUR	2,530,000	3,060,077
Series I-X, Cl. E, 7.683%, 3/29/17[1]	EUR	2,530,000	3,012,204
Highlander Euro CDO II Cayman Ltd., Series 2006-2CX, Cl. E,
3.679%, 12/14/22[1]	EUR	6,034,185	6,584,737
Stichting Halcyon Structured Asset Management European,
Series 2007-IX, Cl. E, 4.105%, 7/24/23[1]	EUR	1,654,222	1,851,386
Theseus European CLO SA, Series 2006-1X, Cl. E, 4.288%,
8/27/22[1]	EUR	3,505,000	3,956,575
Total Asset-Backed Securities (Cost $49,499,137)			45,513,651
Mortgage-Backed Obligations—0.4%
Hipocat 11 Fondo de Titulizacion de Activos, Series HIPO-11, Cl.
A2, 0.212%, 1/15/50[1]	EUR	3,559,889	3,903,410
IM Pastor 4 Fondo de Titulizacion de Activos, Series 4, Cl. A,
0.219%, 3/22/44[1]	EUR	25,514,825	27,561,472
Total Mortgage-Backed Obligations (Cost $32,618,125)			31,464,882
U.S. Government Obligation—0.2%
United States Treasury Nts., 0.375%, 3/31/16[2,3] (Cost $19,983,594)		20,000,000	19,996,880
Foreign Government Obligations—52.4%
Angola—0.1%
Republic of Angola Via Northern Lights III BV Sr. Unsec. Nts., 7%, 8/16/19		6,040,000	6,030,288
Australia—3.0%
Commonwealth of Australia Bonds:
3.75%, 4/21/37	AUD	20,000,000	17,335,959
6.25%, 4/15/15	AUD	109,000,000	89,957,648
Commonwealth of Australia Sr. Unsec. Bonds:
1.25%, 2/21/22[5]	AUD	25,000,000	22,929,756
2.00%, 8/21/35[5]	AUD	11,300,000	11,469,563
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%, 5/1/23	AUD	20,000,000	20,205,719
Queensland Treasury Corp. Sr. Unsec. Nts.:
Series 22, 6.00%, 7/21/22	AUD	7,400,000	7,311,749
Series 25, 4.75%, 7/21/25[4]	AUD	25,000,000	23,168,614
Series 33, 6.50%, 3/14/33	AUD	20,590,000	23,155,949
Victoria Treasury Corp. Sr. Unsec. Nts., 5.50%, 11/17/26	AUD	21,385,000	21,357,890
			236,892,847

1 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Bahrain—0.1%
Kingdom of Bahrain Bonds, 6%, 9/19/44[4]		$5,000,000	$ 4,750,000
Belgium—1.9%
Kingdom of Belgium Bonds, Series 58, 3.75%, 9/28/20	EUR	100,000,000	145,126,861
Kingdom of Belgium Unsec. Bonds, Series 60, 4.25%, 3/28/41[4]	EUR	5,055,000	9,238,800
			154,365,661
Brazil—2.3%
Brazil Minas SPE via State of Minas Gerais Sec. Bonds, 5.333%,
2/15/28[4]		7,610,000	7,552,925
Federative Republic of Brazil International Bonds:
4.25%, 1/7/25		18,910,000	18,933,637
5.625%, 1/7/41		9,775,000	10,581,437
Federative Republic of Brazil Letra Tesouro Nacional Treasury
Bills, 10.91%, 4/1/15[10]	BRL	11,410,000	4,172,587
Federative Republic of Brazil Nota Do Tesouro Nacional Sr. Unsec. Nts.:
4.875%, 1/22/21		14,683,000	15,674,102
9.762%, 1/1/17	BRL	199,685,000	71,534,631
Federative Republic of Brazil Nota Do Tesouro Nacional Unsec. Nts.:
9.762%, 1/1/18	BRL	11,400,000	4,016,146
9.762%, 1/1/21	BRL	15,700,000	5,336,102
10.00%, 1/1/23	BRL	32,580,000	10,872,256
10.00%, 1/1/25	BRL	15,555,000	5,129,994
13.288%, 8/15/50	BRL	16,950,000	15,622,562
13.505%, 5/15/45	BRL	14,000,000	12,922,158
			182,348,537
Canada—0.9%
Canada Unsec. Bonds, 3.75%, 6/1/19	CAD	73,380,000	69,931,431
China—0.2%
Export-Import Bank of China (The) Sr. Unsec. Nts., 3.625%, 7/31/24[4]		16,315,000	16,507,338
Colombia—0.7%
Republic of Colombia Bonds, 7.375%, 9/18/37		3,225,000	4,369,875
Republic of Colombia Sr. Unsec. Nts.:
4.00%, 2/26/24		13,630,000	13,970,750
4.375%, 7/12/21		17,070,000	18,094,200
5.625%, 2/26/44		9,705,000	10,966,650
8.125%, 5/21/24		7,315,000	9,747,237
			57,148,712
Croatia—0.4%
Republic of Croatia Sr. Unsec. Nts.:
5.50%, 4/4/23[4]		23,420,000	24,380,220
6.375%, 3/24/21[4]		4,045,000	4,439,387
6.75%, 11/5/19[4]		2,450,000	2,695,000
			31,514,607
Denmark—0.5%
Kingdom of Denmark Bonds, 4%, 11/15/19	DKK	217,580,000	42,020,839

2 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Dominican Republic—0.4%
Banco de Reservas de la Republica Dominicana Sub. Nts., 7%, 2/1/23[4]		$10,940,000	$ 10,903,460
Dominican Republic Sr. Unsec. Bonds:
5.875%, 4/18/24[4]		3,500,000	3,587,500
6.60%, 1/28/24[4]		9,475,000	10,114,563
7.45%, 4/30/44[4]		4,145,000	4,552,909
			29,158,432
Ecuador—0.1%
Republic of Ecuador Sr. Unsec. Bonds, 7.95%, 6/20/24[4]		4,755,000	4,089,300
Egypt—0.0%
Arab Republic of Egypt Bonds, 6.875%, 4/30/40[4]		2,365,000	2,441,862
France—1.6%
French Republic Bonds, 3.25%, 5/25/45	EUR	81,770,000	129,770,566
Gabon—0.1%
Gabonese Republic Unsec. Bonds, 6.375%, 12/12/24[4]		8,765,000	8,370,575
Germany—2.0%
Federal Republic of Germany Unsec. Bonds:
1.50%, 5/15/24	EUR	12,500,000	16,492,255
2.25%, 4/10/15	EUR	55,000,000	66,967,439
2.50%, 2/27/15	EUR	48,800,000	59,281,622
2.50%, 8/15/46	EUR	8,080,000	12,546,030
			155,287,346
Greece—0.6%
Athens Urban Transportation Organisation Sr. Unsec. Nts.,
4.851%, 9/19/16	EUR	2,940,000	3,059,455
Hellenic Republic Sr. Unsec. Bonds:
5.20%, 7/17/34	EUR	16,700,000	13,531,166
6.14%, 4/14/28	EUR	18,940,000	15,791,199
Hellenic Republic Sr. Unsec. Nts., 3.80%, 8/8/17	JPY	2,511,000,000	17,234,017
			49,615,837
Hungary—1.3%
Hungary Sr. Unsec. Bonds, 8%, 2/12/15	HUF	1,177,000,000	4,526,130
Hungary Sr. Unsec. Nts.:
5.375%, 2/21/23		13,375,000	14,478,438
5.375%, 3/25/24		7,530,000	8,170,050
7.625%, 3/29/41		3,135,000	4,183,657
Hungary Unsec. Bonds:
Series 20/A, 7.50%, 11/12/20	HUF	9,821,000,000	45,948,700
Series 23/A, 6.00%, 11/24/23	HUF	5,189,000,000	23,577,374
			100,884,349
India—2.5%
Indian Railway Finance Corp. Ltd. Sr. Unsec. Nts., 3.417%, 10/10/17		15,000,000	15,379,980
Republic of India Sr. Unsec. Bonds:
7.28%, 6/3/19	INR	5,573,000,000	85,397,280

3 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
India (Continued)
Republic of India Sr. Unsec. Bonds: (Continued)
8.12%, 12/10/20	INR	2,450,000,000	$ 39,164,951
8.83%, 11/25/23	INR	3,647,000,000	60,895,324
			200,837,535
Indonesia—2.2%
Perusahaan Penerbit SBSN Indonesia III Sr. Unsec. Nts., 4%, 11/21/18[4]		7,025,000	7,279,656
Perusahaan Penerbit SBSN Indonesia III Unsec. Nts.:
4.35%, 9/10/24[4]		4,560,000	4,594,200
6.125%, 3/15/19[4]		14,480,000	16,072,800
Republic of Indonesia Sr. Unsec. Bonds:
3.375%, 4/15/23[4]		7,830,000	7,438,500
4.625%, 4/15/43[4]		4,035,000	3,757,594
4.875%, 5/5/21[4]		18,625,000	19,765,781
5.375%, 10/17/23[4]		6,690,000	7,325,550
5.875%, 1/15/24[4]		9,340,000	10,577,550
6.75%, 1/15/44[4]		2,585,000	3,205,400
11.625%, 3/4/19[4]		4,245,000	5,629,931
Republic of Indonesia Treasury Bonds:
Series FR68, 8.375%, 3/15/34	IDR	340,750,000,000	28,385,067
Series FR70, 8.375%, 3/15/24	IDR	364,910,000,000	30,857,332
Series FR71, 9.00%, 3/15/29	IDR	372,270,000,000	32,741,695
			177,631,056
Israel—0.3%
State of Israel Unsec. Bonds, 5%, 1/31/20	ILS	65,640,000	19,833,522
Italy—3.9%
Republic of Italy Buoni Poliennali del Tesoro Unsec. Bonds:
3.50%, 11/1/17	EUR	21,770,000	28,444,943
3.50%, 3/1/30[4]	EUR	33,700,000	45,551,422
4.50%, 3/1/24	EUR	15,000,000	22,339,979
4.75%, 9/1/44[4]	EUR	48,030,000	75,324,335
5.00%, 9/1/40	EUR	40,540,000	64,811,097
Republic of Italy Certificati di Credito del Tesoro Unsec. Nts., 0.982%, 10/15/17[1]	EUR	22,685,000	27,668,650
Republic of Italy International Sr. Unsec. Bonds, 4.50%, 6/8/15	JPY	5,000,000,000	42,336,617
			306,477,043
Ivory Coast—0.6%
Republic of Cote d’Ivoire Sr. Unsec. Bonds:
5.375%, 7/23/24[4]		4,000,000	3,840,800
5.75%, 12/31/32[1]		41,835,000	40,356,802
			44,197,602
Japan—4.2%
Japan Bank for International Cooperation Sr. Unsec. Nts., 2.30%, 3/19/18	CAD	13,205,000	11,553,863
Japan Sr. Unsec. Bonds:
Series 112, 2.10%, 6/20/29	JPY	5,243,000,000	52,627,368
Series 134, 1.80%, 3/20/32	JPY	6,053,000,000	58,168,532
Series 143, 1.60%, 3/20/33	JPY	6,414,000,000	59,524,790
Series 36, 2.00%, 3/20/42	JPY	12,678,000,000	124,713,289

4 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Japan (Continued)
Japan Sr. Unsec. Bonds: (Continued)
Series 38, 1.80%, 3/20/43	JPY	3,031,000,000	$ 28,653,274
			335,241,116
Kenya—0.2%
Republic of Kenya Sr. Unsec. Bonds:
5.875%, 6/24/19[4]		4,755,000	4,826,325
6.875%, 6/24/24[4]		9,805,000	10,319,763
			15,146,088
Latvia—0.1%
Republic of Latvia Sr. Unsec. Nts., 5.25%, 6/16/21[4]		8,300,000	9,327,125
Lebanon—0.2%
Lebanese Republic International Bonds:
5.45%, 11/28/19		4,080,000	4,102,440
6.00%, 1/27/23		2,435,000	2,453,750
6.10%, 10/4/22		5,220,000	5,337,450
6.60%, 11/27/26		5,775,000	5,991,562
			17,885,202
Lithuania—0.3%
Republic of Lithuania Sr. Unsec. Bonds, 6.125%, 3/9/21[4]		20,300,000	23,713,039
Malaysia—0.5%
1MDB Global Investments Ltd. Sr. Unsec. Nts., 4.40%, 3/9/23		18,000,000	17,819,100
Federation of Malaysia Sr. Unsec. Bonds, 4.262%, 9/15/16	MYR	83,350,000	24,139,128
			41,958,228
Mexico—1.9%
United Mexican States Bonds, 3.60%, 1/30/25		12,885,000	12,904,328
United Mexican States Sr. Unsec. Nts., 5.625%, 3/19/14	GBP	8,000,000	12,524,909
United Mexican States Unsec. Bonds:
Series M, 6.50%, 6/9/22	MXN	352,750,000	25,127,970
Series M, 8.00%, 12/7/23	MXN	44,000,000	3,433,430
Series M10, 7.75%, 12/14/17	MXN	751,940,000	55,788,023
Series M20, 4.75%, 3/8/44		3,260,000	3,414,850
Series M20, 7.50%, 6/3/27	MXN	141,470,000	10,724,469
Series M20, 8.50%, 5/31/29	MXN	203,080,000	16,666,827
Series M30, 8.50%, 11/18/38	MXN	96,800,000	8,145,451
Series M30, 10.00%, 11/20/36	MXN	45,100,000	4,291,661
			153,021,918
Morocco—0.2%
Kingdom of Morocco Sr. Unsec. Bonds, 5.50%, 12/11/42[4]		9,755,000	10,086,963
Kingdom of Morocco Sr. Unsec. Nts., 4.25%, 12/11/22[4]		8,890,000	9,045,575
			19,132,538
New Zealand—0.1%
Commonwealth of New Zealand Bonds, 3%, 9/20/30[5]	NZD	10,000,000	8,813,121

5 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Panama—0.3%
Republic of Panama Sr. Unsec. Bonds:
4.00%, 9/22/24		$4,550,000	$ 4,697,875
5.20%, 1/30/20		8,220,000	9,103,650
6.70%, 1/26/36		4,710,000	6,111,225
9.375%, 4/1/29		4,370,000	6,653,325
			26,566,075
Paraguay—0.1%
Republic of Paraguay Sr. Unsec. Bonds, 6.10%, 8/11/44[4]		10,180,000	10,892,600
Peru—0.4%
Republic of Peru Sr. Unsec. Bonds:
5.625%, 11/18/50		6,520,000	7,709,900
7.35%, 7/21/25		7,640,000	10,180,300
7.84%, 8/12/20[4]	PEN	8,245,000	3,171,282
8.20%, 8/12/26[4]	PEN	17,240,000	6,957,444
			28,018,926
Philippines—0.5%
Republic of the Philippines Sr. Unsec. Bonds:
6.375%, 1/15/32		14,555,000	19,121,631
6.375%, 10/23/34		17,680,000	23,735,400
			42,857,031
Poland—0.6%
Republic of Poland Sr. Unsec. Bonds:
3.00%, 3/17/23		31,470,000	31,418,200
5.125%, 4/21/21		13,210,000	14,891,633
			46,309,833
Portugal—1.2%
Republic of Portugal Obrigacoes do Tesouro OT Sr. Unsec. Bonds:
4.75%, 6/14/19	EUR	6,620,000	9,141,394
5.65%, 2/15/24[4]	EUR	55,000,000	82,556,289
			91,697,683
Romania—0.9%
Romania Sr. Unsec. Bonds:
4.875%, 1/22/24[4]		6,045,000	6,619,275
6.125%, 1/22/44[4]		8,025,000	9,740,344
6.75%, 2/7/22[4]		23,770,000	28,699,423
Romania Unsec. Bonds:
5.85%, 4/26/23	RON	26,670,000	8,384,396
5.90%, 7/26/17	RON	64,340,000	18,983,734
			72,427,172
Russia—0.3%
AHML Via AHML Finance Ltd. Unsec. Nts., 7.75%, 2/13/18[4]	RUB	132,500,000	1,483,128
Russian Federation Sr. Unsec. Bonds, 4.875%, 9/16/23[4]		12,910,000	11,567,360
Russian Federation Sr. Unsec. Nts., 5%, 4/29/20[4]		10,620,000	9,927,045
			22,977,533
Senegal—0.1%
Republic of Senegal Unsec. Bonds, 6.25%, 7/30/24[4]		6,790,000	6,502,783

6 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Serbia—0.3%
Republic of Serbia Sr. Unsec. Bonds, 5.25%, 11/21/17[4]		$11,685,000	$ 12,058,920
Republic of Serbia Unsec. Bonds, 5.875%, 12/3/18[4]		12,495,000	13,088,513
			25,147,433
Singapore—0.2%
Republic of Singapore Sr. Unsec. Bonds, 2.375%, 4/1/17	SGD	25,130,000	19,670,587
South Africa—2.1%
Republic of South Africa Sr. Unsec. Bonds:
5.375%, 7/24/44		8,670,000	9,173,944
5.875%, 9/16/25		16,150,000	18,237,387
Series R208, 6.75%, 3/31/21	ZAR	514,540,000	42,606,639
Republic of South Africa Unsec. Bonds:
Series 2023, 7.75%, 2/28/23	ZAR	311,100,000	26,783,067
Series 2030, 8.00%, 1/31/30	ZAR	105,600,000	8,855,420
Series 2032, 8.25%, 3/31/32	ZAR	75,500,000	6,335,597
Series 2048, 8.75%, 2/28/48	ZAR	101,300,000	8,786,529
Series R186, 10.50%, 12/21/26	ZAR	417,300,000	43,415,397
			164,193,980
Spain—1.7%
Instituto de Credito Oficial Sr. Unsec. Nts., 5%, 5/15/15	NOK	85,000,000	11,521,588
Kingdom of Spain Bonds:
3.80%, 4/30/24[4]	EUR	15,000,000	21,723,471
5.15%, 10/31/28[4]	EUR	4,650,000	7,544,497
5.15%, 10/31/44[4]	EUR	32,140,000	55,651,708
Kingdom of Spain Inflation Linked Bonds, 0.55%, 11/30/19[4,5]	EUR	17,037,570	20,796,292
Kingdom of Spain Sr. Unsec. Bonds, 2.75%, 10/31/24[4]	EUR	12,000,000	16,018,487
			133,256,043
Sri Lanka—0.4%
Democratic Socialist Republic of Sri Lanka Sr. Unsec. Bonds:
5.875%, 7/25/22[4]		8,565,000	8,789,831
6.00%, 1/14/19[4]		9,030,000	9,413,775
6.25%, 10/4/20[4]		10,195,000	10,717,494
Democratic Socialist Republic of Sri Lanka Unsec. Bonds,
7.40%, 1/22/15[4]		6,750,000	6,758,437
			35,679,537
Sweden—0.2%
Kingdom of Sweden Unsec. Bonds, 4.25%, 3/12/19	SEK	108,600,000	16,329,237
Tanzania—0.2%
United Republic of Tanzania Sr. Unsec. Nts., 6.329%, 3/9/20[1]		12,160,000	12,764,680
Turkey—2.0%
Republic of Turkey Bonds:
4.875%, 4/16/43		5,325,000	5,330,751
8.20%, 7/13/16	TRY	33,900,000	14,627,395
8.30%, 10/7/15	TRY	14,215,000	6,095,057
8.80%, 11/14/18	TRY	44,165,000	19,602,862
8.80%, 9/27/23	TRY	34,465,000	15,646,878
10.40%, 3/20/24	TRY	20,180,000	10,094,331

7 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Turkey (Continued)
Republic of Turkey Bonds: (Continued)
10.50%, 1/15/20	TRY	12,240,000	$ 5,824,752
Republic of Turkey Sr. Unsec. Bonds:
4.35%, 11/12/21	EUR	7,830,000	10,384,963
6.25%, 9/26/22		16,195,000	18,523,031
6.625%, 2/17/45		2,635,000	3,246,979
6.875%, 3/17/36		6,590,000	8,171,600
Republic of Turkey Unsec. Bonds:
5.828%, 2/11/15[5]	TRY	20,680,000	12,922,204
6.30%, 2/14/18	TRY	28,925,000	11,934,637
7.10%, 3/8/23	TRY	25,530,000	10,442,044
9.00%, 3/8/17	TRY	6,615,000	2,908,140
9.00%, 7/24/24	TRY	14,750,000	6,827,281
			162,582,905
Ukraine—0.0%
Ukraine International Bonds, 7.80%, 11/28/22[4]		5,330,000	3,304,600
United Arab Emirates—0.1%
Emirate of Dubai Sr. Unsec. International Bonds, 5.25%, 1/30/43		4,675,000	4,310,986
United Kingdom—7.1%
United Kingdom Unsec. Treasury Bonds:
2.75%, 1/22/15	GBP	99,000,000	154,511,710
3.75%, 9/7/21	GBP	104,275,000	186,746,255
4.00%, 9/7/16	GBP	41,200,000	68,062,234
4.25%, 12/7/55	GBP	15,155,000	34,489,546
4.75%, 12/7/38	GBP	37,875,000	84,177,824
6.00%, 12/7/28	GBP	14,500,000	33,619,765
			561,607,334
Uruguay—0.1%
Oriental Republic of Uruguay Sr. Unsec. Bonds, 5.10%, 6/18/50		10,810,000	10,999,175
Venezuela—0.1%
Bolivarian Republic of Venezuela Sr. Unsec. Bonds:
7.75%, 10/13/19		4,250,000	1,908,250
8.25%, 10/13/24		2,745,000	1,207,800
13.625%, 8/15/18[4]		8,695,000	4,417,060
			7,533,110
Vietnam—0.1%
Socialist Republic of Vietnam Bonds, 4.80%, 11/19/24[4]		6,725,000	6,943,563
Total Foreign Government Obligations (Cost $4,306,328,432)			4,166,916,466
Corporate Bonds and Notes—28.8%
Consumer Discretionary—1.3%
Auto Components—0.2%
GKN Holdings plc:
5.375% Sr. Unsec. Nts., 9/19/22	GBP	2,485,000	4,465,968
6.75% Sr. Unsec. Nts., 10/28/19	GBP	4,585,000	8,513,617
			12,979,585

8 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Automobiles—0.1%
Daimler Finance North America LLC, 2.375% Sr. Unsec. Nts., 8/1/18[4]		$6,035,000	$ 6,124,891
Geely Automobile Holdings Ltd., 5.25% Sr. Unsec. Nts., 10/6/19[4]		720,000	700,200
Volkswagen International Finance NV, 3.875% Jr. Sub. Perpetual Bonds[1,6]	EUR	3,390,000	4,368,376
			11,193,467
Hotels, Restaurants & Leisure—0.1%
GTECH SpA, 8.25% Jr. Sub. Nts., 3/31/66[1,4]	EUR	5,096,000	6,713,684
Household Durables—0.0%
Arcelik AS, 5% Sr. Unsec. Nts., 4/3/23[4]		1,200,000	1,161,720
Media—0.8%
Altice SA, 7.25% Sr. Sec. Nts., 5/15/22[4]	EUR	13,115,000	16,120,215
Myriad International Holdings BV, 6% Sr. Unsec. Nts., 7/18/20[4]		3,290,000	3,610,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4% Sr. Sec. Nts., 1/15/25[4]	EUR	2,000,000	2,477,577
UPC Holding BV, 6.75% Sr. Unsec. Nts., 3/15/23[4]	EUR	6,840,000	9,072,948
Virgin Media Finance plc:
6.375% Sr. Unsec. Nts., 10/15/24[4]	GBP	3,500,000	5,891,028
7.00% Sr. Unsec. Nts., 4/15/23	GBP	5,000,000	8,494,035
7.00% Sr. Unsec. Nts., 4/15/23[4]	GBP	3,315,000	5,631,545
Virgin Media Secured Finance plc, 6% Sr. Sec. Nts., 4/15/21[4]	GBP	6,845,000	11,281,348
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[4]		3,415,000	3,491,837
			66,071,308
Multiline Retail—0.1%
LS Finance 2017 Ltd., 5.25% Sr. Unsec. Nts., 1/26/17		5,000,000	5,282,205
SACI Falabella, 4.375% Sr. Unsec. Nts., 1/27/25[4]		2,165,000	2,126,311
			7,408,516
Consumer Staples—0.3%
Beverages—0.2%
Compania Brasileira de Aluminio, 4.75% Sr. Unsec. Nts., 6/17/24[4]		7,940,000	7,751,425
Pernod Ricard SA:
4.45% Sr. Unsec. Nts., 1/15/22[4]		3,065,000	3,286,593
5.75% Sr. Unsec. Nts., 4/7/21[4]		2,550,000	2,933,036
			13,971,054
Food & Staples Retailing—0.0%
Walgreens Boots Alliance, Inc., 2.125% Sr. Unsec. Nts., 11/20/26	EUR	4,250,000	5,247,248
Food Products—0.1%
BRF SA, 4.75% Sr. Unsec. Nts., 5/22/24[4]		2,265,000	2,205,544
Gruma SAB de CV, 4.875% Sr. Unsec. Nts., 12/1/24[4]		1,865,000	1,934,937
Marfrig Holding Europe BV, 6.875% Sr. Unsec. Nts., 6/24/19[4]		1,660,000	1,547,950

9 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products (Continued)
Minerva Luxembourg SA, 7.75% Sr. Unsec. Nts., 1/31/23[4]	$1,445,000	$ 1,419,713
		7,108,144
Energy—3.5%
Energy Equipment & Services—0.7%
GNL Quintero SA, 4.634% Sr. Unsec. Nts., 7/31/29[4]	2,205,000	2,237,561
Pertamina Persero PT, 5.625% Sr. Unsec. Nts., 5/20/43[4]	17,615,000	16,646,175
Seadrill Ltd.:
6.125% Sr. Unsec. Nts., 9/15/17[4]	7,115,000	6,332,350
6.50% Sr. Unsec. Nts., 10/5/15	1,540,000	1,543,850
Sinopec Group Overseas Development 2013 Ltd., 4.375% Sr.
Unsec. Nts., 10/17/23[4]	9,990,000	10,495,834
Sinopec Group Overseas Development 2014 Ltd., 2.75% Sr.
Unsec. Nts., 4/10/19[4]	12,930,000	12,906,493
		50,162,263
Oil, Gas & Consumable Fuels—2.8%
CNOOC Curtis Funding No 1 Pty Ltd., 4.50% Sr. Unsec. Nts., 10/3/23[4]	9,930,000	10,459,716
Cosan Luxembourg SA, 5% Sr. Unsec. Nts., 3/14/23[4]	1,410,000	1,258,425
Delek & Avner Tamar Bond Ltd., 5.082% Sr. Sec. Nts., 12/30/23[4]	1,945,000	1,944,214
Empresa Nacional del Petroleo:
4.375% Sr. Unsec. Nts., 10/30/24[4]	9,680,000	9,489,575
4.75% Sr. Unsec. Nts., 12/6/21[4]	5,325,000	5,418,209
Gazprom OAO Via Gaz Capital SA:
4.30% Sr. Unsec. Nts., 11/12/15[4]	9,685,000	9,515,057
4.95% Sr. Unsec. Nts., 7/19/22[4]	3,330,000	2,713,950
KazMunayGas National Co. JSC, 5.75% Sr. Unsec. Nts., 4/30/43[4]	8,505,000	7,186,725
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[4]	4,180,000	3,835,150
Novatek OAO via Novatek Finance Ltd., 4.422% Sr. Unsec. Nts., 12/13/22[4]	2,830,000	2,122,500
Oil India Ltd., 5.375% Sr. Unsec. Nts., 4/17/24	15,000,000	16,183,455
Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[4]	11,141,000	11,377,434
5.45% Sr. Unsec. Nts., 10/14/21[4]	596,000	652,379
Pacific Rubiales Energy Corp.:
5.125% Sr. Unsec. Nts., 3/28/23[4]	5,000,000	3,962,500
5.375% Sr. Unsec. Nts., 1/26/19[4]	4,000,000	3,456,000
5.625% Sr. Unsec. Nts., 1/19/25[4]	10,955,000	8,435,350
Petroleos de Venezuela SA:
5.375% Sr. Unsec. Nts., 4/12/27	7,000,000	2,486,750
6.00% Sr. Unsec. Nts., 11/15/26[4]	18,275,000	6,761,750
Petroleos Mexicanos:
3.50% Sr. Unsec. Nts., 1/30/23	13,635,000	13,075,965
5.50% Sr. Unsec. Nts., 6/27/44[4]	12,930,000	13,253,250
6.375% Sr. Unsec. Nts., 1/23/45	12,395,000	14,099,313
6.625% Sr. Unsec. Nts., 6/15/35	9,160,000	10,625,600
8.00% Sr. Unsec. Nts., 5/3/19	29,755,000	35,334,063
Petroleum Co. of Trinidad & Tobago Ltd.:
6.00% Sr. Unsec. Nts., 5/8/22[4]	2,346,875	2,393,812
9.75% Sr. Unsec. Nts., 8/14/19[4]	3,865,000	4,580,025

10 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Petronas Capital Ltd., 7.875% Sr. Unsec. Nts., 5/22/22[4]		$7,585,000	$ 9,843,896
PTT Exploration & Production PCL, 4.875% Sub. Perpetual Bonds[1,4,6]		8,550,000	8,443,980
Seven Energy Ltd., 10.25% Sr. Sec. Nts., 10/11/21[4]		1,395,000	1,288,631
Tullow Oil plc, 6% Sr. Unsec. Nts., 11/1/20[4]		4,056,000	3,407,040
			223,604,714
Financials—15.2%
Capital Markets—0.7%
Deutsche Bank AG, 7.50% Jr. Sub. Perpetual Bonds[1,6]		2,190,000	2,107,875
Deutsche Bank Capital Trust V, 4.901% Jr. Sub. Perpetual Bonds[1,6,7]		4,700,000	4,629,500
Fermaca Enterprises S de RL de CV, 6.375% Sr. Sec. Nts., 3/30/38[4]		3,230,000	3,302,675
Is Yatirim Menkul Degerler AS, 9.786% Unsec. Nts., 2/24/15[10]	TRY	16,850,000	7,118,789
Red de Carreteras de Occidente SAPIB de CV, 9% Sr. Sec. Nts., 6/10/28[4]	MXN	151,500,000	10,052,720
Seven & Seven Ltd., 1.395% Sr. Unsec. Nts., 9/11/19[1,7]		5,000,000	5,001,055
UBS AG (Jersey Branch), 7.25% Sub. Nts., 2/22/22[1]		24,715,000	26,560,420
			58,773,034
Commercial Banks—11.0%
Abbey National Treasury Services plc, 2.35% Sr. Unsec. Nts., 9/10/19		6,000,000	5,986,386
Akbank TAS, 7.50% Sr. Unsec. Nts., 2/5/18[4]	TRY	11,095,000	4,373,931
Banco ABC Brasil SA, 8.50% Sr. Unsec. Nts., 3/28/16[4]	BRL	8,360,000	3,066,361
Banco Bilbao Vizcaya Argentaria SA, 9% Jr. Sub. Perpetual Bonds[1,6]		10,405,000	11,159,363
Banco del Estado de Chile, 4.125% Sr. Unsec. Nts., 10/7/20[4]		15,125,000	15,882,687
Banco Santander Brasil SA (Cayman Islands), 8% Sr. Unsec.
Unsub. Nts., 3/18/16[4]	BRL	14,290,000	5,190,353
Banco Santander SA:
6.25% Jr. Sub. Perpetual Bonds[1,6]	EUR	690,000	809,573
6.375% Jr. Sub. Perpetual Bonds[1,6]		4,160,000	4,074,454
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22		6,700,000	6,674,875
Bank of Ireland, 10% Sub. Nts., 2/12/20	EUR	10,000,000	15,134,095
Bank of Scotland plc:
4.875% Sec. Nts., 11/8/16	GBP	5,170,000	8,651,979
4.875% Sec. Nts., 12/20/24	GBP	8,675,000	16,559,423
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.25% Sr. Unsec. Nts., 9/8/24[4]		10,000,000	9,943,140
Barclays plc:
4.375% Sub. Nts., 9/11/24		12,000,000	11,583,252
6.50% Jr. Sub. Perpetual Bonds[1,6]	EUR	15,000,000	17,800,313
6.625% Jr. Sub. Perpetual Bonds[1,6]		1,220,000	1,170,050
7.00% Jr. Sub. Perpetual Bonds[1,6]	GBP	11,433,000	17,126,278
8.25% Jr. Sub. Perpetual Bonds[1,6]		8,000,000	8,215,352
BNP Paribas SA, 5.945% Jr. Sub. Perpetual Bonds[1,6]	GBP	9,965,000	15,822,663
BPCE SA:
4.50% Sub. Nts., 3/15/25[4]		5,000,000	4,895,500

11 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
BPCE SA: (Continued)
9.00% Jr. Sub. Perpetual Bonds[1,6]	EUR	17,050,000	$ 20,940,492
Brazil Loan Trust 1, 5.477% Sec. Nts., 7/24/23[7]		11,015,000	11,175,951
Commerzbank AG, 8.125% Sub. Nts., 9/19/23[4]		15,775,000	18,198,040
Corp. Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[4]		9,995,000	10,419,788
Corpbanca SA, 3.875% Sr. Unsec. Nts., 9/22/19[4]		3,270,000	3,285,186
CorpGroup Banking SA, 6.75% Sr. Unsec. Nts., 3/15/23[4]		3,530,000	3,496,599
Credit Agricole SA:
6.637% Jr. Sub. Perpetual Bonds[1,4,6]		3,486,000	3,656,995
8.375% Jr. Sub. Perpetual Bonds[1,6,7]		41,450,000	47,978,375
8.375% Jr. Sub. Perpetual Bonds[1,6]		1,200,000	1,389,000
Danske Bank:
5.684% Jr. Sub. Perpetual Bonds[1,6]	GBP	7,025,000	11,255,741
5.75% Jr. Sub. Perpetual Bonds[1,6]	EUR	410,000	502,652
DBS Bank Ltd., 3.625% Sub. Nts., 9/21/22[1,4]		3,935,000	4,062,789
EUROFIMA, 6.25% Sr. Unsec. Nts., 12/28/18	AUD	5,270,000	4,846,590
European Investment Bank, 6% Sr. Unsec. Nts., 8/6/20	AUD	15,000,000	14,148,562
Export-Import Bank of India, 4% Sr. Unsec. Nts., 1/14/23		5,245,000	5,271,854
Finansbank AS, 6.25% Sr. Unsec. Nts., 4/30/19[4]		3,025,000	3,146,605
Grupo Aval Ltd., 4.75% Sr. Unsec. Nts., 9/26/22[4]		6,870,000	6,663,900
Hana Bank, 4.375% Sub. Nts., 9/30/24[4]		15,000,000	15,653,145
HBOS Capital Funding LP, 6.461% Jr. Sub. Perpetual Bonds[1,6]	GBP	3,385,000	5,540,973
HSBC Holdings plc, 6.375% Jr. Sub. Perpetual Bonds[1,6]		20,635,000	20,867,144
ICICI Bank Ltd., 6.375% Jr. Sub. Nts., 4/30/22[1,4]		3,395,000	3,505,338
ICICI Bank Ltd. (Hong Kong), 5.75% Sr. Unsec. Nts., 11/16/20[4]		16,020,000	17,822,490
Industrial & Commercial Bank of China Ltd.:
6.00% Jr. Sub. Perpetual Bonds[1,4,6]	CNH	50,000,000	8,113,749
6.00% Jr. Sub. Perpetual Bonds[1,4,6]		12,000,000	12,165,000
Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[4]		8,705,000	8,464,020
Krung Thai Bank PCL (Cayman Islands), 5.20% Sub. Nts., 12/26/24[1]		5,000,000	5,107,475
LBG Capital No. 2 plc, 15% Sr. Unsec. Nts., 12/21/19	GBP	12,000,000	25,754,306
Lloyds Bank plc, 2.35% Sr. Unsec. Nts., 9/5/19		5,000,000	5,001,885
Lloyds Banking Group plc:
4.50% Sub. Nts., 11/4/24		2,000,000	2,022,264
7.00% Jr. Sub. Perpetual Bonds[1,6]	GBP	13,000,000	20,148,232
7.625% Jr. Sub. Perpetual Bonds[1,6]	GBP	3,265,000	5,095,724
MFB Magyar Fejlesztesi Bank Zrt, 6.25% Sr. Unsec. Nts., 10/21/20[4]		13,900,000	15,429,000
Mitsubishi UFJ Trust & Banking Corp., 1.60% Sr. Unsec. Nts., 10/16/17[4]		7,000,000	6,953,107
Mizuho Bank Ltd.:
1.70% Sr. Unsec. Nts., 9/25/17[4]		10,000,000	9,959,460
2.45% Sr. Unsec. Nts., 4/16/19[4]		4,890,000	4,863,090
National Capital Trust II Delaware, 5.486% Jr. Sub. Perpetual Bonds[1,4,6]		10,000,000	10,075,000
NN Group NV:
4.625% Sub. Nts., 4/8/44[1]	EUR	1,490,000	1,904,280
6.375% Sub. Nts., 5/7/27[1]	EUR	26,900,000	35,863,937
Nordea Bank AB:
5.50% Jr. Sub. Perpetual Bonds[1,4,6]		5,165,000	5,106,894

12 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
Nordea Bank AB: (Continued)
6.125% Jr. Sub. Perpetual Bonds[1,4,6]		$10,725,000	$ 10,650,719
Oversea-Chinese Banking Corp. Ltd.:
3.75% Sub. Nts., 11/15/22[1]		4,500,000	4,637,520
4.00% Sub. Nts., 10/15/24[1,4]		22,000,000	22,549,054
4.25% Sub. Nts., 6/19/24[4]		15,000,000	15,379,140
Rabobank Capital Funding Trust IV, 5.556% Jr. Sub. Perpetual Bonds[1,4,6]	GBP	8,355,000	13,677,336
RBS Capital Trust III, 2.095% Jr. Sub. Perpetual Bonds[1,6]		6,328,000	6,324,836
Royal Bank of Scotland Group plc, 6% Sub. Nts., 12/19/23		8,720,000	9,454,983
Royal Bank of Scotland Group plc, 3.625% Sub. Nts., 3/25/24[1]	EUR	9,000,000	11,008,916
Royal Bank of Scotland plc (The):
2.375% Sub. Nts., 11/2/15	CHF	3,020,000	3,051,136
13.125% Sub. Nts., 3/19/22[1]	AUD	30,052,000	28,771,747
Santander UK plc, 5% Sub. Nts., 11/7/23[4]		2,800,000	2,962,641
Scottish Widows plc, 5.125% Jr. Sub. Perpetual Bonds[1,6]	GBP	1,760,000	2,758,338
Skandinaviska Enskilda Banken AB, 2.375% Sr. Unsec. Nts., 11/20/18[4]		6,100,000	6,176,122
Societe Generale SA:
5.922% Jr. Sub. Perpetual Bonds[1,4,6]		12,480,000	13,002,662
7.875% Jr. Sub. Perpetual Bonds[1,4,6]		10,000,000	9,712,500
Standard Chartered plc, 5.20% Sub. Nts., 1/26/24[4]		10,000,000	10,409,370
State Bank of India (London), 4.875% Sr. Unsec. Nts., 4/17/24[4]		2,260,000	2,409,377
TC Ziraat Bankasi AS, 4.25% Sr. Unsec. Nts., 7/3/19[4]		16,310,000	16,298,583
Toronto-Dominion Bank (The), 2.625% Sr. Unsec. Nts., 9/10/18		6,125,000	6,286,094
Turkiye Halk Bankasi AS, 4.75% Sr. Unsec. Nts., 6/4/19[4]		2,590,000	2,629,627
Turkiye Is Bankasi AS:
5.00% Sr. Unsec. Nts., 4/30/20[4]		3,240,000	3,316,950
8.864% Unsec. Nts., 2/9/15	TRY	16,300,000	6,918,584
Turkiye Sise ve Cam Fabrikalari AS, 4.25% Sr. Unsec. Nts., 5/9/20[4]		2,595,000	2,545,550
UniCredit SpA, 8% Jr. Sub. Perpetual Bonds[1,6]		810,000	790,562
United Overseas Bank Ltd., 2.875% Sub. Nts., 10/17/22[1]		18,000,000	18,162,000
Westpac Banking Corp., 1.50% Sr. Unsec. Nts., 12/1/17		30,000,000	29,988,690
Woori Bank, 4.75% Sub. Nts., 4/30/24[4]		15,000,000	15,536,205
			875,384,902
Consumer Finance—0.0%
Astana Finance JSC, 9.16% Sr. Unsec. Nts., 3/14/12[8]		14,000,000	805,000
Diversified Financial Services—1.9%
ABN AMRO Bank NV, 4.31% Jr. Sub. Perpetual Bonds[1,6]	EUR	11,455,000	14,103,554
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, 3.75% Sec. Nts., 6/30/25	EUR	5,000,000	7,096,701
Baggot Securities Ltd., 10.24% Sec. Perpetual Bonds[4,6]	EUR	14,460,000	18,372,189
Banco BTG Pactual SA (Cayman Islands), 4% Sr. Unsec. Nts., 1/16/20[4]		3,965,000	3,548,675
CDP Financial, Inc., 3.15% Sr. Unsec. Nts., 7/24/24[4]		20,000,000	20,433,000
Cedulas TDA 6 Fondo de Titulizacion de Activos, 3.875% Sec. Nts., 5/23/25	EUR	5,000,000	7,221,639
Corp. Financiera de Desarrollo SA, 5.25% Sub. Nts., 7/15/29[1,4]		2,410,000	2,452,657

13 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Diversified Financial Services (Continued)
Export Credit Bank of Turkey, 5.875% Sr. Unsec. Nts., 4/24/19[4]		$24,865,000	$ 26,606,793
FTE Verwaltungs GmbH, 9% Sr. Sec. Nts., 7/15/20[4]	EUR	4,820,000	5,770,471
Global Bank Corp., 5.125% Sr. Unsec. Nts., 10/30/19[4]		3,015,000	3,045,828
InRetail Consumer, 5.25% Sr. Unsec. Nts., 10/10/21[4]		1,395,000	1,422,900
JPMorgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35[7]	MXN	34,101,099	233,340
Magyar Export-Import Bank Zrt, 5.50% Sr. Unsec. Nts., 2/12/18[4]		11,220,000	11,963,392
National Savings Bank, 8.875% Sr. Unsec. Nts., 9/18/18[4]		11,135,000	12,443,363
Odebrecht Finance Ltd., 5.25% Sr. Unsec. Nts., 6/27/29[4]		2,170,000	1,919,365
SPCM SA, 5.50% Sr. Unsec. Nts., 6/15/20[4]	EUR	775,000	994,319
State Grid Overseas Investment 2014 Ltd., 4.125% Sr. Unsec. Nts., 5/7/24[4]		12,400,000	13,065,682
			150,693,868
Insurance—1.0%
Assicurazioni Generali SpA:
7.75% Sr. Sub. Nts., 12/12/42[1]	EUR	2,000,000	3,032,191
10.125% Sr. Sub. Nts., 7/10/42[1]	EUR	10,000,000	16,785,329
Aviva plc, 6.125% Jr. Sub. Perpetual Bonds[1,6]	GBP	6,890,000	11,442,164
Dai-ichi Life Insurance Co. Ltd. (The), 5.10% Jr. Sub. Perpetual Bonds[1,4,6]		5,000,000	5,231,980
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,6,7]		28,005,000	29,405,250
Swiss Reinsurance Co. via ELM BV: 3.985% Jr. Sub. Perpetual Bonds[1,6]	AUD	10,000,000	7,937,016
6.302% Sub. Perpetual Bonds[1,6]	GBP	4,550,000	7,737,004
			81,570,934
Real Estate Investment Trusts (REITs)—0.1%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45% Sec. Nts., 3/13/34[8]	MXN	27,602,566	—
TRUST F/1401, 5.25% Sr. Unsec. Nts., 12/15/24[4]		3,890,000	4,016,814
			4,016,814
Real Estate Management & Development—0.5%
Country Garden Holdings Co. Ltd., 7.875% Sr. Unsec. Nts., 5/27/19[4]		2,895,000	2,934,082
EMG SUKUK Ltd., 4.564% Sr. Unsec. Nts., 6/18/24		4,365,000	4,473,492
Fondo MIVIVIENDA SA, 3.50% Sr. Unsec. Nts., 1/31/23[4]		15,410,000	14,716,550
Franshion Brilliant Ltd., 5.75% Sr. Unsec. Nts., 3/19/19		2,190,000	2,249,511
Jafz Sukuk Ltd., 7% Sr. Unsec. Nts., 6/19/19		3,135,000	3,573,900
Logan Property Holdings Co. Ltd., 11.25% Sr. Unsec. Nts., 6/4/19		5,000,000	4,985,095
Sukuk Funding No. 3 Ltd., 4.348% Sr. Unsec. Nts., 12/3/18		3,045,000	3,181,142
Techem GmbH, 6.125% Sr. Sec. Nts., 10/1/19[4]	EUR	2,635,000	3,411,593
			39,525,365
Industrials—1.7%
Air Freight & Couriers—0.0%
Kazakhstan Temir Zholy Finance BV, 6.95% Sr. Unsec. Nts., 7/10/42[4]		1,550,000	1,502,725

14 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Airlines—0.1%
Emirates Airline, 4.50% Sr. Unsec. Nts., 2/6/25[4]		$9,155,000	$ 9,223,662
Construction & Engineering—0.2%
China Overseas Finance Cayman II Ltd., 5.50% Sr. Unsec. Nts., 11/10/20		5,000,000	5,418,150
China Overseas Finance Cayman V Ltd., 3.95% Sr. Unsec. Nts., 11/15/22		5,000,000	4,859,980
Consolidated Energy Finance SA, 6.75% Sr. Unsec. Nts., 10/15/19[4]		1,400,000	1,375,500
Empresas ICA SAB de CV, 8.875% Sr. Unsec. Nts., 5/29/24[4]		1,395,000	1,279,912
OAS Financial Ltd., 8% Sr. Unsec. Nts., 7/2/21[4]		1,380,000	476,100
Odebrecht Finance Ltd., 8.25% Sr. Unsec. Nts., 4/25/18[4]	BRL	9,645,000	3,084,136
			16,493,778
Electrical Equipment—0.0%
ESAL GmbH, 6.25% Sr. Unsec. Nts., 2/5/23[4]		455,000	433,387
Industrial Conglomerates—0.7%
Alfa SAB de CV, 5.25% Sr. Unsec. Nts., 3/25/24[4]		2,540,000	2,647,950
CITIC Ltd.:
6.625% Sr. Unsec. Nts., 4/15/21		5,000,000	5,694,300
6.80% Sr. Unsec. Nts., 1/17/23		5,000,000	5,782,750
CITIC Ltd., 7.875% Sub. Perpetual Bonds[1,6]		5,000,000	5,212,500
General Electric Capital Australia Funding Pty Ltd., 7% Sr. Unsec. Nts., 10/8/15	AUD	23,660,000	19,894,229
Hutchison Whampoa Europe Finance 13 Ltd., 3.75% Sub. Perpetual Bonds[1,6]	EUR	4,000,000	4,932,948
Hutchison Whampoa International 12 Ltd., 6% Sub. Perpetual Bonds[1,4,6]		5,000,000	5,342,450
KOC Holding AS, 3.50% Sr. Unsec. Nts., 4/24/20[4]		3,260,000	3,167,090
			52,674,217
Machinery—0.2%
KION Finance SA, 6.75% Sr. Sec. Nts., 2/15/20[4]	EUR	5,145,000	6,735,549
Servus Luxembourg Holding SCA, 7.75% Sr. Sec. Nts., 6/15/18[4]	EUR	5,675,360	7,260,975
			13,996,524
Road & Rail—0.4%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[4]		7,175,000	7,103,250
REFER-Rede Ferroviaria Nacional, 4% Sr. Unsec. Nts., 3/16/15	EUR	17,945,000	21,888,062
			28,991,312
Transportation Infrastructure—0.1%
DP World Ltd., 6.85% Sr. Unsec. Nts., 7/2/37[4]		5,245,000	5,941,431
Empresa de Transporte de Pasajeros Metro SA, 4.75% Unsec. Nts., 2/4/24[4]		5,330,000	5,627,276
			11,568,707

15 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Information Technology—0.5%
Internet Software & Services—0.4%
Alibaba Group Holding Ltd.:
2.50% Sr. Unsec. Nts., 11/28/19[4]		$4,300,000	$ 4,246,874
3.125% Sr. Unsec. Nts., 11/28/21[4]		4,300,000	4,254,837
4.50% Sr. Unsec. Nts., 11/28/34[4]		7,000,000	7,219,457
Baidu, Inc., 2.75% Sr. Unsec. Nts., 6/9/19		5,700,000	5,686,685
Cerved Group SpA, 6.375% Sr. Sec. Nts., 1/15/20[4]	EUR	5,325,000	6,862,222
Tencent Holdings Ltd., 3.375% Sr. Unsec. Nts., 5/2/19[4]		3,765,000	3,830,718
			32,100,793
IT Services—0.0%
Rolta Americas LLC, 8.875% Sr. Unsec. Nts., 7/24/19[4]		2,025,000	1,754,156
Software—0.1%
Sixsigma Networks Mexico SA de CV, 8.25% Sr. Unsec. Nts., 11/7/21[4]		1,870,000	1,901,790
Materials—1.6%
Chemicals—0.2%
Braskem Finance Ltd., 5.375% Sr. Unsec. Nts., 5/2/22[4]		3,420,000	3,325,950
Mexichem SAB de CV:
4.875% Sr. Unsec. Nts., 9/19/22[4]		5,030,000	5,206,050
5.875% Sr. Unsec. Nts., 9/17/44[4]		7,000,000	6,685,000
			15,217,000
Construction Materials—0.6%
Calcipar SA, 6.875% Sr. Sec. Nts., 5/1/18[7]		380,000	383,800
CEMEX Espana SA, 9.875% Sr. Sec. Nts., 4/30/19[4]		12,505,000	13,786,763
Cemex Finance LLC, 9.375% Sr. Sec. Nts., 10/12/22[4]		3,935,000	4,407,200
Cemex SAB de CV:
4.75% Sr. Sec. Nts., 1/11/22[4]	EUR	2,440,000	2,904,543
5.70% Sr. Sec. Nts., 1/11/25[4]		17,720,000	17,232,700
CIMPOR Financial Operations BV, 5.75% Sr. Unsec. Nts., 7/17/24[4]		1,575,000	1,385,843
Elementia SAB de CV, 5.50% Sr. Unsec. Nts., 1/15/25[4]		1,400,000	1,347,500
HeidelbergCement Finance Luxembourg SA:
3.25% Sr. Unsec. Nts., 10/21/21	EUR	1,955,000	2,596,249
7.50% Sr. Unsec. Nts., 4/3/20	EUR	1,775,000	2,781,666
8.00% Sr. Unsec. Nts., 1/31/17	EUR	2,040,000	2,822,865
Lafarge SA, 5.375% Sr. Unsec. Nts., 6/26/17	EUR	1,515,000	2,033,542
Union Andina de Cementos SAA, 5.875% Sr. Unsec. Nts., 10/30/21[4]		1,870,000	1,901,790
			53,584,461
Containers & Packaging—0.2%
Cascades, Inc., 7.875% Sr. Unsec. Nts., 1/15/20		6,100,000	6,374,500
Klabin Finance SA, 5.25% Sr. Unsec. Nts., 7/16/24[4]		4,025,000	3,894,187
Smurfit Kappa Acquisitions, 4.875% Sr. Sec. Nts., 9/15/18[4]		3,985,000	4,144,400
			14,413,087
Metals & Mining—0.5%
ArcelorMittal, 5% Sr. Unsec. Nts., 2/25/17		4,505,000	4,696,462

16 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Metals & Mining (Continued)
FMG Resources August 2006 Pty Ltd.:
6.875% Sr. Unsec. Nts., 2/1/18[4]		$1,815,556	$1,652,156
8.25% Sr. Unsec. Nts., 11/1/19[4]		3,690,000	3,371,737
Gestamp Funding Luxembourg SA:
5.875% Sr. Sec. Nts., 5/31/20[4]	EUR	4,415,000	5,681,504
5.875% Sr. Sec. Nts., 5/31/20	EUR	1,640,000	2,110,457
Glencore Finance Canada Ltd.:
2.05% Sr. Unsec. Nts., 10/23/15[4]		6,075,000	6,115,690
4.95% Sr. Unsec. Nts., 11/15/21[4]		1,750,000	1,848,898
GTL Trade Finance, Inc., 5.893% Sr. Unsec. Nts., 4/29/24[4]		3,455,000	3,342,713
Metalloinvest Finance Ltd., 5.625% Unsec. Nts., 4/17/20[4]		1,250,000	954,775
MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.55% Sr. Unsec. Nts., 10/28/20[4]		875,000	797,125
ONGC Videsh Ltd., 2.75% Sr. Unsec. Nts., 7/15/21	EUR	6,500,000	7,948,619
			38,520,136
Paper & Forest Products—0.1%
Fibria Overseas Finance Ltd., 5.25% Sr. Unsec. Nts., 5/12/24		2,725,000	2,714,100
Inversiones CMPC SA, 4.75% Sr. Unsec. Nts., 9/15/24[4]		3,055,000	3,075,502
Suzano Trading Ltd., 5.875% Sr. Unsec. Nts., 1/23/21[4]		1,690,000	1,744,080
			7,533,682
Telecommunication Services—1.7%
Diversified Telecommunication Services—1.1%
Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[4]		2,285,000	2,233,587
Columbus International, Inc., 7.375% Sr. Unsec. Nts., 3/30/21[4]		2,945,000	3,073,844
Koninklijke KPN NV, 8.375% Sr. Unsec. Nts., 10/1/30		9,370,000	13,206,725
Koninklijke KPN NV, 6.125% Sr. Sub. Perpetual Bonds[1,6]	EUR	7,065,000	9,157,778
Oi SA:
5.75% Sr. Unsec. Nts., 2/10/22[4]		3,185,000	2,946,125
9.75% Sr. Unsec. Nts., 9/15/16[4]	BRL	19,740,000	6,794,861
Ooredoo International Finance Ltd., 3.25% Sr. Unsec. Nts., 2/21/23[4]		3,035,000	2,932,062
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38		15,157,000	16,975,840
Telecom Italia SpA, 5.25% Sr. Unsec. Nts., 2/10/22	EUR	3,805,000	5,254,267
Telefonica Europe BV, 6.50% Jr. Sub. Perpetual Bonds[1,6]	EUR	11,780,000	15,633,159
Turk Telekomunikasyon AS, 3.75% Sr. Unsec. Nts., 6/19/19[4]		10,860,000	10,926,517
			89,134,765
Wireless Telecommunication Services—0.6%
America Movil SAB de CV, 8.46% Sr. Unsec. Nts., 12/18/36	MXN	140,800,000	9,618,796
Bharti Airtel International Netherlands BV, 5.35% Sr. Unsec. Nts., 5/20/24[4]		11,520,000	12,530,995
Digicel Group Ltd., 7.125% Sr. Unsec. Nts., 4/1/22[4]		3,410,000	3,179,825
ENTEL Chile SA, 4.75% Sr. Unsec. Nts., 8/1/26[4]		3,900,000	3,885,129
Millicom International Cellular SA, 6.625% Sr. Unsec. Nts., 10/15/21[4]		2,935,000	3,067,075
Mobile Telesystems OJSC via MTS International Funding Ltd., 5% Sr. Unsec. Nts., 5/30/23[4]		2,010,000	1,597,950

17 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Wireless Telecommunication Services (Continued)
Telekom Austria AG, 5.625% Jr. Sub. Perpetual Bonds[1,6]	EUR	4,465,000	$ 5,807,786
VimpelCom Holdings BV, 9% Sr. Unsec. Nts., 2/13/18[4]	RUB	128,400,000	1,479,813
Vimpel-Communications OJSC, 8.85% Sr. Unsec. Nts., 3/8/22[1]	RUB	95,300,000	1,545,193
Wind Acquisition Finance SA, 4% Sr. Sec. Nts., 7/15/20[4]	EUR	4,355,000	5,187,665
			47,900,227
Utilities—3.0%
Electric Utilities—2.0%
E.CL SA, 4.50% Sr. Unsec. Nts., 1/29/25[4]		2,160,000	2,172,781
EDP Finance BV:
5.25% Sr. Unsec. Nts., 1/14/21[4]		4,175,000	4,403,623
6.00% Sr. Unsec. Nts., 2/2/18[4]		7,180,000	7,788,577
Electricite de France SA:
5.25% Jr. Sub. Perpetual Bonds[1,4,6]		3,973,000	4,082,257
5.625% Jr. Sub. Perpetual Bonds[1,4,6]		2,980,000	3,140,920
6.00% Jr. Sub. Perpetual Bonds[1,6]	GBP	1,275,000	2,117,783
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[4]		12,930,000	15,257,400
EnBW Energie Baden-Wuerttemberg AG, 3.625% Jr. Sub. Nts., 4/2/76[1]	EUR	855,000	1,048,100
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[4]		15,000,000	16,660,605
Enel SpA, 5% Sub. Nts., 1/15/75[1]	EUR	7,695,000	9,880,024
Eskom Holdings Ltd., 6.75% Sr. Unsec. Nts., 8/6/23[4]		10,235,000	10,669,988
Iberdrola International BV, 5.75% Sub. Perpetual Bonds[1,6]	EUR	6,440,000	8,512,917
Israel Electric Corp. Ltd., 7.25% Sr. Sec. Nts., 1/15/19[4]		18,180,000	20,339,784
National Power Corp., 5.875% Sr. Unsec. Nts., 12/19/16	PHP	665,100,000	15,644,514
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[4]		27,735,000	29,052,413
Saudi Electricity Global Sukuk Co. 3, 4% Sr. Unsec. Nts., 4/8/24[4]		3,225,000	3,350,130
			154,121,816
Gas Utilities—0.2%
Empresa de Energia de Bogota SA, 6.125% Sr. Unsec. Nts., 11/10/21[4]		5,090,000	5,421,868
Gas Natural Capital Markets SA, 4.375% Sr. Unsec. Nts., 11/2/16	EUR	3,930,000	5,104,312
Gas Natural de Lima y Callao SA, 4.375% Sr. Unsec. Nts., 4/1/23[4]		2,645,000	2,592,100
Perusahaan Gas Negara Persero Tbk PT, 5.125% Sr. Unsec. Nts., 5/16/24[4]		4,850,000	5,022,175
			18,140,455
Independent Power and Renewable Electricity Producers—0.6%
Colbun SA, 4.50% Sr. Unsec. Nts., 7/10/24[4]		3,070,000	3,079,511
Comision Federal de Electricidad, 4.875% Sr. Unsec. Nts., 1/15/24[4]		12,675,000	13,277,063
Hero Asia Investment Ltd., 2.875% Sr. Unsec. Nts., 10/3/17		5,000,000	4,934,280
Infinis plc, 7% Sr. Sec. Nts., 2/15/19[7]	GBP	3,810,000	6,279,716
Power Sector Assets & Liabilities Management Corp., 7.39% Sr. Unsec. Nts., 12/2/24[4]		13,450,000	17,592,600
			45,163,170

18 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Multi-Utilities—0.2%
National Grid North America, Inc., 1.75% Sr. Unsec. Nts., 2/20/18	EUR	4,340,000	$ 5,458,110
NGG Finance plc, 4.25% Sub. Nts., 6/18/76[1]	EUR	8,215,000	10,793,650
			16,251,760
Total Corporate Bonds and Notes (Cost $2,361,779,387)			2,287,013,230

		Shares
Common Stock—0.0%
Astana Finance JSC, ADR[7,9] (Cost $0)		117,741	—

		Principal Amount
Structured Securities—0.3%
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[8]	RUB	220,242,600	—
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[8]	RUB	64,600,000	—
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.01%, 4/30/25[4,10]		3,468,924	2,219,810
3.138%, 4/30/25[4,10]		3,410,945	2,182,708
3.191%, 4/30/25[4,10]		4,246,904	2,717,649
3.242%, 4/30/25[4,10]		4,847,195	3,101,784
3.269%, 4/30/25[4,10]		3,872,342	2,477,962
3.346%, 4/30/25[4,10]		3,639,837	2,329,179
3.797%, 4/30/25[4,10]		4,419,943	2,828,379
3.894%, 4/30/25[1,4]		3,815,913	2,441,853
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.:
Cl. 2A, 7.208%, 5/22/15[7]	MXN	1,273,571	79,848
Cl. 2B, 7.208%, 5/22/15[7]	MXN	2,228,143	139,696
Cl. 2C, 7.208%, 5/22/15[7]	MXN	33,594,990	2,106,269
Cl. 2D, 7.208%, 5/22/15[7]	MXN	2,448,356	153,502
Cl. 2E, 7.208%, 5/22/15[7]	MXN	1,778,777	111,522
Cl. 2F, 7.208%, 5/22/15[7]	MXN	1,136,016	71,224
Cl. 2G, 7.208%, 5/22/15[7]	MXN	209,207	13,116
LB Peru Trust II Certificates, Series 1998-A, 3.795%, 2/28/16[8]		11,734	—
Morgan Stanley, Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	RUB	189,996,784	1,380,737
Total Structured Securities (Cost $43,264,048)			24,355,238
Short-Term Notes—7.7%
Canadian Treasury Bills, 0.908%, 5/21/15[10]	CAD	190,000,000	162,962,859
Federal Republic of Germany Treasury Bills, -0.101%, 5/20/15[10]	EUR	75,000,000	90,802,484
Hungary Treasury Bills, 1.634%, 4/1/15[10]	HUF	9,520,000,000	36,309,347
Kingdom of Spain Treasury Bills:
0.187%, 3/13/15[10]	EUR	50,000,000	60,430,985
0.298%, 6/19/15[10]	EUR	42,100,000	50,896,695
0.314%, 8/21/15[10]	EUR	84,000,000	101,211,601
Kingdom of Sweden Treasury Bills, 0.04%, 6/17/15[10]	SEK	68,000,000	8,721,085
United States Treasury Bills, 0.06%, 5/14/15[2,10]		102,640,000	102,623,988
Total Short-Term Notes (Cost $633,212,472)			613,959,044

19 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise	Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased—0.8%
BRL Currency Call[9]	GOL	BRL	2.580	12/4/15	BRL	391,100,000	$ 1,365,721
BRL Currency Call[9]	GSG	JPY	45.500	8/18/16	BRL	175,000,000	935,108
BRL Currency Call[9]	JPM	JPY	44.400	9/6/16	BRL	225,000,000	1,578,381
BRL Currency Call[9]	GSG	JPY	44.000	8/25/16	BRL	132,000,000	1,036,143
CAD Currency Put[9,13]	BOA	CAD	1.140	4/3/15	CAD	228,000,000	1,267,452
CAD Currency Put[9]	GOL	CAD	1.170	3/30/15	CAD	409,500,000	4,717,849
CAD Currency Put[9]	JPM	CAD	1.170	3/30/15	CAD	117,000,000	1,347,957
CNH Currency Call[9]	BOA	CNH	6.152	1/5/16	CNH	769,000,000	199,171
CNH Currency Put[9]	JPM	CNH	6.153	1/12/16	CNH	364,055,000	2,056,183
CNH Currency Call[9]	BOA	CNH	6.000	2/25/15	CNH	900,000,000	—
CNH Currency Call[9]	BOA	CNH	6.000	2/18/15	CNH	600,000,000	—
COP Currency Put[9]	GOL	COP	2570.000	3/12/15	COP	252,965,000,000	758,895
EUR Currency Call[9]	JPM	USD	1.270	5/7/15	EUR	250,000,000	1,505,250
EUR Currency Call[9]	CITI	USD	1.280	1/8/15	EUR	200,000,000	—
EUR Currency Call[9]	MOS-A	USD	1.462	3/18/15	EUR	150,000,000	—
EUR Currency Put[9]	BOA	USD	1.210	9/25/15	EUR	100,000,000	3,522,700
EUR Currency Put[9]	CITI	USD	1.210	9/25/15	EUR	275,000,000	9,687,425

20 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise	Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
EUR Currency Call[9]	GOL	USD	1 .270	6/15/15	EUR	200,000,000	$ 1,698,400
EUR Currency Call[9]	JPM	USD	1 .280	1/5/15	EUR	100,000,000	—
EUR Currency Call[9]	JPM	USD	1 .270	1/2/15	EUR	100,000,000	—
EUR Currency Call[9]	BAC	USD	1 .270	1/2/15	EUR	200,000,000	—
EUR Currency Call[9]	GSG	USD	1 .270	2/2/15	EUR	200,000,000	111,200
EUR Currency Call[9]	BOA	USD	1 .280	1/8/15	EUR	200,000,000	—
EUR Currency Call[9]	BAC	USD	1 .270	1/2/15	EUR	100,000,000	—
GBP Currency Put[9]	GOL	USD	1 .550	3/27/15	GBP	150,000,000	2,842,050
GBP Currency Put[9]	BOA	USD	1 .550	3/27/15	GBP	150,000,000	2,842,050
INR Currency Call[9]	GOL	INR	63 .500	3/16/15	INR	6,350,000,000	908,050
INR Currency Call[9]	BOA	INR	61 .500	4/13/15	INR	6,150,000,000	196,800
JPY Currency Call[9]	BAC	JPY	111 .000	1/8/15	JPY	11,100,000,000	—
JPY Currency Call[9]	JPM	JPY	116 .000	6/8/15	JPY	17,400,000,000	2,453,400
JPY Currency Call[9]	BOA	JPY	116 .000	12/7/15	JPY	23,200,000,000	6,078,400
JPY Currency Call[9]	BAC	JPY	111 .000	5/8/15	JPY	11,100,000,000	466,200
JPY Currency Call[9]	TDB	JPY	113 .500	2/23/15	JPY	17,025,000,000	374,550

21 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise	Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
JPY Currency Call[9]	t-NOM	JPY	110.000	1/5/15	JPY	16,500,000,000	$ —
JPY Currency Call[9]	CITI	JPY	116.000	9/8/15	JPY	17,400,000,000	3,549,600
JPY Currency Call[9]	GOL	JPY	116.000	12/7/15	JPY	34,800,000,000	9,117,600
NZD Currency Put[9]	GOL	USD	0.790	2/18/15	NZD	125,000,000	2,662,000
TWD Currency Put[9]	GOL	TWD	31.300	3/3/15	TWD	7,825,000,000	3,278,675
ZAR Currency Call[9]	GOL	ZAR	11.375	1/8/15	ZAR	700,600,000	75,665

Total Over-the-Counter Options Purchased (Cost $85,648,269)							66,632,875

Pay/Receive
		Floating	Floating	Fixed	Expiration	Notional Amount
	Counterparty	Rate	Rate	Rate	Date	(000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.5%
Interest
Rate
Swap maturing			Three-
1/27/26			Month USD
Call[9]	BOA	Pay	BBA LIBOR	4.211%	1/25/16	USD 200,000	511,044
Interest
Rate
Swap maturing			Three-
10/13/15			Month USD
Call[9]	GOL	Pay	BBA LIBOR	2.280	10/9/15	USD 250,000	2,745,530
Interest
Rate
Swap maturing			Three-
10/5/25			Month USD
Call[9]	BAC	Pay	BBA LIBOR	3.000	10/1/15	USD 200,000	1,934,754
Interest
Rate
Swap maturing			Three-
10/6/25			Month USD
Call[9]	BOA	Pay	BBA LIBOR	2.885	10/2/15	USD 135,000	1,628,335

22 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Pay/Receive
		Floating	Floating	Fixed	Expiration	Notional Amount
	Counterparty	Rate	Rate	Rate	Date	(000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate
Swap maturing			Three-
11/20/28			Month KRW
Call[9]	BOA	Pay	CD KSDA	3.640%	11/19/18	KRW	50,000,000	$382,942
Interest
Rate
Swap maturing			Six-Month
4/28/45			EUR
Call[9]	UBS	Pay	EURIBOR	2.711	4/24/15	EUR	50,000	14,516
Interest
Rate
Swap maturing			Three-
4/30/24			Month KRW
Call[9]	GSG	Pay	CD KSDA	3.530	4/29/19	KRW	100,000,000	558,373
Interest
Rate
Swap maturing			Six-Month
5/30/33			GBP BBA
Call[9]	BAC	Pay	LIBOR	3.990	5/30/23	GBP	40,415	2,102,715
Interest
Rate
Swap maturing			Three-
7/13/25			Month USD
Call[9]	BAC	Receive	BBA LIBOR	4.250	7/9/15	USD	350,000	208,397
Interest
Rate
Swap maturing			Three-
7/13/25			Month USD
Call[9]	UBS	Receive	BBA LIBOR	3.280	7/9/15	USD	150,000	373,492
Interest
Rate
Swap maturing			Six-Month
7/21/25			EUR
Call[9]	UBS	Pay	EURIBOR	1.821	7/17/15	EUR	48,850	73,249
Interest
Rate
Swap maturing			Six-Month
7/21/25			EUR
Call[9]	GSG	Pay	EURIBOR	2.750	7/17/15	EUR	111,370	31,002

23 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Pay/Receive
		Floating	Floating	Fixed	Expiration	Notional Amount
	Counterparty	Rate	Rate	Rate	Date	(000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate
Swap maturing			Six-Month
7/3/25			EUR
Call[9]	JPM	Pay	EURIBOR	2.750%	7/1/15	EUR	300,000	$59,157
Interest
Rate
Swap maturing			Six-Month
7/31/25			EUR
Call[9]	JPM	Pay	EURIBOR	2.750	7/29/15	EUR	270,000	93,117
Interest
Rate
Swap maturing			Six-Month
8/12/25			EUR
Call[9]	JPM	Pay	EURIBOR	2.500	8/10/15	EUR	250,000	198,748
Interest
Rate
Swap maturing			Three-
9/21/47			Month USD
Call[9]	BOA	Pay	BBA LIBOR	4.000	9/19/17	USD	100,000	3,477,684
Interest
Rate
Swap maturing			Three-
9/25/44			Month USD
Call[9]	BOA	Pay	BBA LIBOR	4.000	9/23/19	USD	100,000	5,463,938
Interest
Rate
Swap maturing			Three-
9/26/39			Month USD
Call[9]	GSG	Pay	BBA LIBOR	4.000	9/24/19	USD	175,000	8,472,858
Interest
Rate
Swap maturing			Three-
9/27/34			Month USD
Call[9]	JPM	Pay	BBA LIBOR	3.751	9/25/24	USD	150,000	7,603,931
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $79,726,144)								35,933,782

24 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—7.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[11,12] (Cost $572,329,998)	572,329,998	$572,329,998
Total Investments, at Value (Cost $8,184,389,606)	98.9%	7,864,116,046
Net Other Assets (Liabilities)	1.1	90,060,069

Net Assets	100.0%	$7,954,176,115

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $37,995,072. See Note 5 of the accompanying Notes.

3. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $8,548,666. See Note 5 of the accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,023,188,812 or 25.44% of the Fund’s net assets as of December 31, 2014.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7. Restricted security. The aggregate value of restricted securities as of December 31, 2014 was $107,762,164, which represents 1.35% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Astana Finance JSC, ADR	5/8/14	$—	$—	$—
Brazil Loan Trust 1, 5.477%
Sec. Nts., 7/24/23	7/25/13-7/25/14	11,368,326	11,175,951	(192,375)
Calcipar SA, 6.875% Sr. Sec.
Nts., 5/1/18	11/21/13	396,259	383,800	(12,459)
Credit Agricole SA, 8.375% Jr.
Sub. Perpetual Bonds	5/1/13-4/21/14	45,578,893	47,978,375	2,399,482
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2A, 7.208%, 5/22/15	5/21/08	122,772	79,848	(42,924)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2B, 7.208%, 5/22/15	6/12/08	214,777	139,696	(75,081)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2C, 7.208%, 5/22/15	6/18/08	3,258,682	2,106,269	(1,152,413)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2D, 7.208%, 5/22/15	7/8/08	237,313	153,502	(83,811)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2E, 7.208%, 5/22/15	7/15/08	172,701	111,522	(61,179)

25 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2F, 7.208%, 5/22/15	8/8/08	$111,811	$71,224	$(40,587)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts., Cl.
2G, 7.208%, 5/22/15	8/22/08	20,631	13,116	(7,515)
Deutsche Bank Capital Trust V,
4.901% Jr. Sub. Perpetual
Bonds	4/25/13-1/2/14	4,201,423	4,629,500	428,077
Infinis plc, 7% Sr. Sec. Nts.,
2/15/19	10/2/13-10/16/13	6,397,015	6,279,716	(117,299)
JPMorgan Hipotecaria su
Casita, 6.47% Sec. Nts.,
8/26/35	3/21/07	3,122,491	233,340	(2,889,151)
Seven & Seven Ltd., 1.395% Sr.
Unsec. Nts., 9/11/19	7/11/14	5,000,000	5,001,055	1,055
Swiss Re Capital I LP, 6.854%
Jr. Sub. Perpetual Bonds	7/25/13-12/9/14	29,229,047	29,405,250	176,203

		$109,432,141	$107,762,164	$(1,669,977)

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

9. Non-income producing security.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended December 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	December 31,
	2014	Additions	Reductions	2014
Oppenheimer Institutional Money
Market Fund, Cl. E	—	1,748,345,499	1,176,015,501	572,329,998

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$572,329,998	$167,791

12.	Rate shown is the 7-day yield as of December 31, 2014.
13.	Knock-out option expires worthless if at any time spot rates are greater than or equal to 1.2 CAD per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$891,859,787	11.3%
United States	771,647,752	9.8
Spain	444,664,285	5.7
Italy	403,083,453	5.1
Japan	394,231,644	5.0
Mexico	341,921,037	4.4

26 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Germany	$309,162,582	3.9%
Australia	294,010,243	3.7
Canada	285,120,880	3.6
India	269,368,670	3.4
France	265,757,205	3.4
Brazil	256,489,133	3.3
Turkey	250,793,644	3.2
Indonesia	228,351,818	2.9
South Africa	178,550,407	2.3
Hungary	164,586,089	2.1
Belgium	154,365,661	2.0
China	130,744,281	1.7
Portugal	125,777,944	1.6
Colombia	113,080,163	1.4
Netherlands	97,607,725	1.2
Singapore	84,461,091	1.1
Peru	81,824,035	1.0
Philippines	76,094,145	1.0
Romania	72,427,172	0.9
Switzerland	71,639,689	0.9
Chile	63,268,164	0.8
Israel	58,237,735	0.7
Denmark	53,779,232	0.7
Malaysia	51,802,124	0.7
Greece	49,615,837	0.6
Sri Lanka	48,122,900	0.6
Sweden	46,984,056	0.6
Poland	46,309,833	0.6
Russia	45,084,633	0.6
Ireland	44,369,002	0.6
Ivory Coast	44,197,602	0.6
South Korea	37,131,721	0.5
Luxembourg	31,628,829	0.4
Croatia	31,514,608	0.4
United Arab Emirates	30,704,614	0.4
Panama	29,611,903	0.4
Dominican Republic	29,158,432	0.4
Serbia	25,147,433	0.3
Lithuania	23,713,039	0.3
China Offshore	22,534,103	0.3
Morocco	19,132,538	0.3
Supranational	18,995,152	0.2
Lebanon	17,885,202	0.2
Eurozone	16,994,763	0.2
Venezuela	16,781,610	0.2
Kazakhstan	16,597,700	0.2
Hong Kong	16,257,803	0.2
Kenya	15,146,088	0.2
Thailand	13,551,455	0.2
Tanzania	12,764,680	0.2
New Zealand	11,475,121	0.2
Uruguay	10,999,175	0.1
Paraguay	10,892,600	0.1
Latvia	9,327,125	0.1

27 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Gabon	$8,370,575	0.1%
Norway	7,876,200	0.1
Trinidad	6,973,837	0.1
Vietnam	6,943,563	0.1
Jersey, Channel Islands	6,584,737	0.1
Senegal	6,502,783	0.1
Angola	6,030,288	0.1
Austria	5,807,786	0.1
Bahrain	4,750,000	0.1
Ecuador	4,089,300	0.1
Saudi Arabia	3,350,130	0.0
Ukraine	3,304,600	0.0
Taiwan	3,278,675	0.0
Jamaica	3,179,825	0.0
Barbados	3,073,844	0.0
Qatar	2,932,062	0.0
Egypt	2,441,863	0.0
Nigeria	1,288,631	0.0

Total	$7,864,116,046	100.0%

Forward Currency Exchange Contracts as of December 31, 2014
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
BAC	01/2015	BRL	61,940	USD	23,319	$—	$ 17,545
BAC	06/2015	GBP	235,165	USD	363,929	2,148,849	—
BAC	02/2015	MYR	256,715	USD	79,745	—	6,777,402
	01/2015 -
BAC	04/2015	USD	29,312	BRL	74,830	1,279,563	—
BAC	06/2015	USD	363,937	GBP	235,170	—	2,148,895
BAC	03/2015	USD	20,875	HUF	5,213,000	985,156	—
	01/2015 -
BAC	02/2015	USD	12,476	RUB	539,400	3,499,321	—
BNP	03/2015	CNH	50,520	USD	8,018	43,570	—
BNP	06/2015	MXN	367,775	USD	25,808	—	1,116,971
BNP	06/2015	NOK	5,250	USD	741	—	39,049
BNP	03/2015	USD	8,020	CNH	50,530	—	43,579
BNP	06/2015	USD	2,752	NOK	19,445	152,229	—
BNP	06/2015	USD	5,356	SEK	40,280	185,731	—
BOA	01/2015	BRL	137,960	USD	56,061	—	4,160,834
BOA	06/2015	EUR	83,555	USD	102,734	—	1,473,057
BOA	03/2015	JPY	12,039,000	USD	99,279	1,289,556	—
	02/2015 -
BOA	10/2015	KRW	319,057,500	USD	301,152	1,079	12,092,791
BOA	02/2015	MYR	598,000	USD	169,968	4,493	—
BOA	01/2015	USD	53,844	BRL	137,960	1,944,222	—
BOA	02/2015	USD	13,281	COP	28,759,000	1,205,818	—
BOA	06/2015	USD	107,146	EUR	87,410	1,212,844	—
BOA	02/2015	USD	111,148	INR	6,942,000	2,349,925	—
	01/2015 -
BOA	03/2015	USD	547,373	JPY	64,530,000	8,801,654	271,965
	02/2015 -
BOA	09/2015	USD	245,256	KRW	262,072,000	7,563,785	1,085
BOA	02/2015	USD	170,015	MYR	598,165	—	4,494
BOA	06/2015	USD	8,211	NZD	10,740	—	43,882

28 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
BOA	01/2015	USD	16,395	PHP	714,000	$463,215	$—
BOA	02/2015	USD	23,682	TRY	56,700	—	324,627
CITNA-B	06/2015	DKK	202,940	USD	33,237	—	212,481
	03/2015 -
CITNA-B	06/2015	EUR	202,340	USD	247,752	—	2,759,401
CITNA-B	06/2015	MXN	2,495,000	USD	168,061	—	556,479
CITNA-B	06/2015	NOK	81,380	USD	10,867	11,918	—
CITNA-B	03/2015	THB	2,690,000	USD	80,901	582,912	—
CITNA-B	02/2015	TRY	65,350	USD	28,460	—	790,250
CITNA-B	06/2015	USD	33,239	DKK	202,950	212,491	—
CITNA-B	06/2015	USD	168,523	EUR	136,335	3,304,245	—
CITNA-B	06/2015	USD	6,386	GBP	4,075	42,388	—
CITNA-B	02/2015	USD	4,945	HUF	1,177,000	450,686	—
CITNA-B	03/2015	USD	44,000	JPY	5,313,044	—	382,678
CITNA-B	06/2015	USD	167,994	MXN	2,494,000	556,255	—
CITNA-B	06/2015	USD	10,868	NOK	81,390	—	11,919
CITNA-B	03/2015	USD	80,870	THB	2,689,000	—	582,695
CITNA-B	02/2015	USD	7,478	TRY	16,850	342,632	—
CITNA-B	03/2015	USD	46,219	ZAR	546,240	—	489,431
CITNA-B	03/2015	ZAR	292,970	USD	24,837	213,971	—
	03/2015 -
DEU	06/2015	EUR	1,053,905	USD	1,292,494	—	15,902,831
DEU	06/2015	JPY	68,865,000	USD	571,759	4,122,881	—
DEU	03/2015	PLN	352,520	USD	99,437	—	152,379
DEU	06/2015	SEK	158,460	USD	20,324	17,691	—
	03/2015 -
DEU	06/2015	USD	714,821	EUR	586,340	4,875,316	—
DEU	06/2015	USD	422,221	GBP	269,500	2,694,610	—
	03/2015 -
DEU	06/2015	USD	571,767	JPY	68,866,044	4	4,122,941
DEU	03/2015	USD	99,440	PLN	352,530	152,383	—
DEU	06/2015	USD	20,325	SEK	158,470	—	17,693
DEU	02/2015	USD	14,045	TRY	32,460	278,929	—
DEU	03/2015	USD	7,949	ZAR	90,565	204,606	—
DEU	03/2015	ZAR	30,660	USD	2,691	—	69,268
	01/2015 -
GSCO-OT	04/2015	BRL	881,170	USD	363,793	—	32,811,588
	01/2015 -
GSCO-OT	02/2015	CLP	26,796,000	USD	43,672	620,755	242,498
	07/2015 -
GSCO-OT	07/2016	CNH	1,905,000	USD	300,697	—	1,952,269
GSCO-OT	02/2015	COP	43,172,000	USD	18,792	—	665,167
GSCO-OT	03/2015	EUR	60,000	USD	73,869	—	1,220,676
GSCO-OT	01/2015	ILS	48,190	USD	12,166	188,188	—
GSCO-OT	03/2015	JPY	21,693,088	USD	180,083	1,511,197	380,373
GSCO-OT	02/2015	KRW	29,560,000	USD	26,373	452,159	—
GSCO-OT	01/2015	PHP	2,193,000	USD	49,192	—	276,368
GSCO-OT	03/2015	USD	74,514	AUD	91,675	120,875	89,697
GSCO-OT	01/2015	USD	350,406	BRL	862,530	26,266,271	—
GSCO-OT	06/2015	USD	52,393	CAD	61,000	74,550	—

29 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
	01/2015 -
GSCO-OT	02/2015	USD	43,429	CLP	26,796,000	$—	$ 620,637
	07/2015 -
GSCO-OT	07/2016	USD	300,944	CNH	1,905,000	2,199,390	—
GSCO-OT	01/2015	USD	30,585	COP	74,192,000	—	626,531
GSCO-OT	03/2015	USD	941,278	EUR	760,000	21,071,721	—
GSCO-OT	01/2015	USD	36,866	ILS	138,140	1,450,562	—
GSCO-OT	07/2015	USD	29,000	KRW	30,316,600	1,609,909	—
GSCO-OT	06/2015	USD	50,000	PHP	2,207,500	942,264	—
GSCO-OT	03/2015	USD	27,980	ZAR	328,330	—	95,158
HSBC	03/2015	SGD	26,170	USD	19,741	—	11,869
HSBC	06/2015	USD	239,032	AUD	287,860	6,526,259	—
HSBC	06/2015	USD	9,395	DKK	56,375	221,391	—
HSBC	03/2015	USD	19,748	SGD	26,180	11,873	—
JPM	01/2015	BRL	168,300	USD	62,892	421,144	—
JPM	06/2015	CAD	113,275	USD	97,160	—	6,142
JPM	06/2015	CHF	25,595	USD	26,161	—	333,668
JPM	01/2016	CNH	370,050	USD	60,176	—	2,159,162
JPM	06/2015	EUR	5,300	USD	6,520	—	97,341
JPM	05/2015	IDR	49,901,000	USD	4,000	—	84,983
JPM	01/2015	ILS	34,980	USD	9,235	—	266,846
	03/2015 -
JPM	05/2015	JPY	30,556,000	USD	253,872	1,671,643	144,918
JPM	06/2018	KRW	134,400,000	USD	128,000	—	4,055,944
JPM	02/2015	MYR	565,170	USD	171,818	—	11,176,924
JPM	01/2015	PHP	714,000	USD	15,834	97,439	—
JPM	03/2015	PLN	493,950	USD	145,461	—	6,344,063
JPM	01/2015	RON	29,390	USD	8,305	—	371,284
JPM	02/2015	RUB	769,600	USD	12,108	771,189	43,636
JPM	03/2015	THB	2,700,000	USD	81,401	385,068	—
	01/2015 -
JPM	02/2015	USD	125,741	BRL	336,600	47,672	425,646
JPM	06/2015	USD	97,164	CAD	113,280	6,142	—
JPM	06/2015	USD	14,567	CHF	14,345	91,936	—
JPM	01/2016	USD	952	CNH	5,995	11,691	—
JPM	06/2015	USD	963,219	EUR	776,990	21,578,404	—
JPM	05/2015	USD	23,143	IDR	301,905,000	—	541,356
JPM	01/2015	USD	32,029	ILS	122,210	863,672	165,967
JPM	01/2015	USD	36,306	INR	2,276,750	269,675	—
JPM	05/2015	USD	166,330	JPY	20,032,000	—	1,156,240
	06/2015 -
JPM	06/2016	USD	181,400	KRW	190,229,500	9,172,891	—
JPM	02/2015	USD	93,129	MYR	303,385	6,895,742	—
JPM	01/2015	USD	15,856	PHP	715,000	—	97,575
JPM	02/2015	USD	11,861	RUB	626,500	1,458,134	45,818
JPM	02/2015	USD	21,910	TRY	50,760	413,831	—
	03/2015 -
MSCO	06/2015	AUD	181,920	USD	147,000	607,643	233,996
MSCO	01/2015	BRL	17,000	USD	6,400	—	4,815
	01/2015 -
MSCO	06/2015	EUR	698,705	USD	860,730	—	14,201,505

30 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
	01/2015 -
MSCO	06/2015	JPY	68,866,000	USD	577,748	$—	$ 1,892,409
MSCO	06/2015	NZD	665	USD	504	7,248	—
	03/2015 -
MSCO	06/2015	USD	156,634	AUD	193,785	657,438	607,609
MSCO	01/2015	USD	7,238	BRL	17,000	842,741	—
	01/2015 -
MSCO	06/2015	USD	1,460,305	EUR	1,175,505	36,420,566	—
	01/2015 -
MSCO	06/2015	USD	642,416	JPY	75,756,000	8,995,324	—
MSCO	01/2015	USD	3,887	MXN	52,600	322,274	—
MSCO	06/2015	USD	508	NZD	670	—	7,302
NOM	06/2015	AUD	2,095	USD	1,681	10,904	—
NOM	03/2015	EUR	391,000	USD	476,621	—	3,151,994
NOM	01/2015	JPY	68,351,000	USD	566,558	4,168,842	—
NOM	03/2015	USD	476,785	EUR	391,135	3,153,083	—
NOM	01/2015	USD	566,567	JPY	68,352,000	—	4,168,903
TDB	01/2015	BRL	123,610	USD	46,536	—	35,013
TDB	01/2015	COP	74,192,000	USD	30,765	446,229	—
TDB	03/2015	HUF	2,504,000	USD	10,020	—	465,793
TDB	06/2015	JPY	113,260,000	USD	952,284	—	5,207,804
TDB	01/2015	MXN	8,800	USD	647	—	50,766
	01/2015 -
TDB	04/2015	USD	73,708	BRL	184,010	5,038,069	—
TDB	06/2015	USD	149,718	CAD	171,510	2,617,525	—
TDB	02/2015	USD	5,967	COP	14,413,000	—	84,667
TDB	03/2015	USD	46,838	EUR	37,745	1,136,936	—
TDB	06/2015	USD	159,723	GBP	103,000	—	615,870
TDB	04/2015	USD	38,664	HUF	9,520,000	2,357,670	—
	01/2015 -
TDB	06/2015	USD	1,150,816	JPY	136,610,000	8,543,473	—
TDB	03/2015	USD	23,928	ZAR	281,120	—	110,145

Total Unrealized Appreciation and Depreciation						$233,944,530	$ 151,915,557

Futures Contracts as of December 31, 2014
						Unrealized
			Expiration	Number of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)

Euro-BTP	EUX	Sell	3/6/15	250	$41,020,694	$(252,679)
Euro-Bundesobligation	EUX	Sell	3/6/15	2,000	377,220,981	(7,414,388)
Euro-OAT	EUX	Sell	3/6/15	232	41,329,306	(691,939)

						$(8,359,006)

Over-the-Counter Options Written at December 31, 2014
			Exercise	Expiration		Premiums
Description	Counterparty		Price	Date	Number of Contracts	Received	Value

AUD Currency Call	BOA	USD	0.885	2/4/15	AUD (200,000,000)	$1,553,175	$(6,400)

AUD Currency Put	GSG	USD	0.810	2/18/15	AUD (350,000,000)	3,586,275	(4,046,350)

31 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
			Exercise Expiration				Premiums
Description	Counterparty		Price	Date	Number of Contracts		Received	Value
BRL Currency Put	GSG	JPY	28.000	8/25/16	BRL	(132,100,000)	$1,194,652	$ (1,223,768)
BRL Currency Put	GSG	JPY	28.000	8/18/16	BRL	(175,000,000)	1,779,392	(1,587,887)
BRL Currency Put[1]	GSG	BRL	2.776	11/5/15	BRL	(138,775,000)	1,932,500	(3,471,734)
BRL Currency Put	JPM	JPY	29.100	9/6/16	BRL	(225,000,000)	2,169,911	(2,467,661)
CAD Currency Put	GSG	CAD	1.200	3/30/15	CAD	(420,000,000)	2,135,000	(2,200,380)
CAD Currency Put	JPM	CAD	1.200	3/30/15	CAD	(120,000,000)	633,580	(628,680)
EUR Currency Call	BOA	USD	1.290	9/25/15	EUR	(100,000,000)	1,277,100	(1,010,800)
EUR Currency Put	BOA	USD	1.160	9/25/15	EUR	(100,000,000)	1,751,600	(1,837,400)
EUR Currency Call[2]	BOA	JPY	145.300	11/16/15	EUR	(50,000,000)	1,596,752	(1,537,061)
EUR Currency Call[3]	BOA	MXN	17.861	12/1/15	EUR	(75,000,000)	2,779,141	(4,752,469)
EUR Currency Call	CITNA-B	USD	1.290	9/25/15	EUR	(275,000,000)	3,441,075	(2,779,700)
EUR Currency Put	CITNA-B	USD	1.160	9/25/15	EUR	(275,000,000)	4,816,900	(5,052,850)
EUR Currency Put	GSG	PLN	4.170	2/20/15	EUR	(50,000,000)	204,410	(85,255)
EUR Currency Call	GSG	PLN	4.300	2/20/15	EUR	(50,000,000)	196,886	(622,504)
EUR Currency Call[4]	JPM	JPY	145.300	11/16/15	EUR	(50,000,000)	1,589,888	(1,503,339)
French Republic Bonds, 11/24 Put	JPM	EUR	103.830	1/19/15	EUR	(25,000,000)	395,793	(260)
GBP Currency Put	BOA	USD	1.530	3/27/15	GBP	(150,000,000)	1,955,963	(1,833,450)
GBP Currency Call	CITNA-B	USD	1.610	1/5/15	GBP	(150,000,000)	2,058,788	0
GBP Currency Put	GSG	USD	1.530	3/27/15	GBP	(150,000,000)	1,916,325	(1,833,450)
INR Currency Call	BOA	INR	59.000	4/13/15	INR	(5,900,000,000)	145,000	(11,800)
INR Currency Put	BOA	INR	70.000	4/13/15	INR	(7,000,000,000)	320,000	(245,000)
INR Currency Call	GSG	INR	61.500	3/16/15	INR	(6,150,000,000)	150,000	(135,300)
INR Currency Put	GSG	INR	66.000	3/16/15	INR	(6,600,000,000)	650,000	(580,800)
JPY Currency Call	BOA	JPY	111.000	12/7/15	JPY	(22,200,000,000)	3,315,800	(3,330,000)
JPY Currency Put	BOA	KRW	9.500	6/9/15	JPY	(10,000,000,000)	1,244,297	(3,934,167)
JPY Currency Put	BOA	JPY	138.000	12/7/15	JPY	(27,600,000,000)	2,616,800	(1,794,000)
JPY Currency Call	CITNA-B	JPY	111.000	9/8/15	JPY	(16,650,000,000)	1,942,500	(1,748,250)
JPY Currency Put	CITNA-B	JPY	134.000	9/8/15	JPY	(20,100,000,000)	1,773,001	(1,246,200)
JPY Currency Put	GSG	JPY	138.000	12/7/15	JPY	(41,400,000,000)	4,011,002	(2,691,000)
JPY Currency Call	GSG	JPY	111.000	12/7/15	JPY	(33,300,000,000)	5,148,001	(4,995,000)
JPY Currency Put	GSG	KRW	9.500	7/7/15	JPY	(5,000,000,000)	680,216	(2,041,041)
JPY Currency Put	JPM	JPY	135.000	6/8/15	JPY	(20,250,000,000)	908,407	(526,500)
JPY Currency Call	JPM	JPY	111.000	6/8/15	JPY	(16,650,000,000)	1,127,397	(982,350)
KRW Currency Call	GSG	KRW	1080.000	2/16/15	KRW	(216,000,000,000)	1,216,005	(1,512,000)
NZD Currency Call	GSG	USD	0.798	2/18/15	NZD	(125,000,000)	1,327,000	(534,250)
NZD Currency Put	GSG	USD	0.760	2/18/15	NZD	(125,000,000)	920,550	(908,000)
Portuguese Government Bonds, 2/24 Put	JPM	EUR	121.580	3/2/15	EUR	(20,000,000)	389,438	(266,915)
Republic of Italy Bonds, 9/24 Put	JPM	EUR	112.760	2/23/15	EUR	(75,000,000)	1,242,852	(241,732)
ZAR Currency Put	GSG	ZAR	11.950	1/8/15	ZAR	(736,015,000)	317,195	(44,161)
Total Over-the-Counter Options Written							$68,410,567	$ (66,249,864)

1. Knock-out option expires worthless if at any time spot rates are less than or equal to 2.42 BRL per 1 USD.

2. Knock-out option expires worthless if at any time spot rates are less than or equal to 140 JPY per 1 EUR.

3. Knock-out option expires worthless if at any time spot rates are less than or equal to 16.75 MXN per 1 EUR.

4. Knock-out option expires worthless if at any time spot rates are less than or equal to 140 JPY per 1 EUR.

32 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps at December 31, 2014
Reference Asset	Counterparty	Buy/Sell Protection	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received/(Paid)	Value
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	UBS	Sell	3.000	12/20/17	EUR	4,405	$—	$ 396,666
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	UBS	Sell	3.000	12/20/17	EUR	4,405	(4,878)	396,666
Banco Santander SA	BAC	Sell	3.000%	9/20/17	EUR	20,000	$(72,103)	$ 1,605,382
Banco Santander SA	BOA	Sell	3.000	12/20/17	EUR	5,000	(106,114)	430,931
Banco Santander SA	UBS	Sell	3.000	9/20/17	EUR	8,850	(31,905)	710,381
Bolivarian Republic of Venezuela	FIB	Buy	5.000	6/20/19	USD	8,310	(1,547,583)	4,970,804
Hellenic Republic	GSG	Buy	1.000	12/20/15	USD	8,150	(632,078)	1,132,519
Hellenic Republic	GSG	Buy	1.000	12/20/15	USD	2,030	(294,463)	282,088
Hellenic Republic	GSG	Buy	1.000	12/20/15	EUR	10,175	(522,547)	1,711,506
Hellenic Republic	GSG	Buy	1.000	12/20/15	USD	6,115	(504,827)	849,737
Hellenic Republic	GSG	Buy	1.000	12/20/15	USD	2,030	(304,613)	287,351
Hellenic Republic	GSG	Buy	1.000	12/20/15	USD	4,060	(528,026)	564,175
Hellenic Republic	GSG	Sell	1.000	12/20/19	USD	2,035	371,576	(741,279)
Hellenic Republic	GSG	Sell	1.000	12/20/19	USD	4,060	1,218,226	(1,478,916)
Hellenic Republic	GSG	Sell	1.000	9/20/19	USD	25,000	3,764,440	(9,473,279)
ICICI Bank Ltd.	GSG	Sell	1.000	12/20/19	USD	10,000	359,971	(357,742)
Republic of Ireland	GSG	Buy	1.000	3/20/18	EUR	19,335	(715,358)	(501,019)
Republic of Ireland	GSG	Buy	1.000	3/20/18	USD	21,975	(923,121)	(472,407)
Republic of Italy	BAC	Sell	1.000	12/20/19	USD	20,000	282,432	(316,026)
Republic of Italy	BAC	Sell	1.000	12/20/19	USD	35,000	284,615	(553,046)
Republic of Italy	GSG	Sell	1.000	12/20/19	USD	20,000	48,259	(316,026)
Republic of Italy	GSG	Sell	1.000	12/20/19	USD	35,000	350,546	(553,046)
Republic of Italy	GSG	Sell	1.000	9/20/18	USD	26,100	(111,643)	(103,124)
State Bank of India	BNP	Sell	1.000	9/20/19	USD	13,035	537,811	(335,790)
Telefonica SA	UBS	Sell	1.000	9/20/17	EUR	5,000	—	105,041

Total Over-the-Counter Credit Default Swaps							$918,617	$ (1,758,453)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)		Amount Recoverable*		Reference Asset Rating Range**
Investment Grade Single Name Corporate Debt	$23,035,000		$ —		BBB-
Investment Grade Single Name Corporate Debt (EUR)	47,660,000	EUR	—	EUR	BBB-to BBB
Investment Grade Sovereign Debt	$136,100,000		—		BBB
Non-Investment Grade Sovereign Debt	$31,095,000		$ 22,385,000		B
Non-Investment Grade Sovereign
Debt (EUR)	—	EUR	10,175,000	EUR	B

Total USD	$190,230,000		$22,385,000

Total EUR	47,660,000	EUR	10,175,000	EUR

33 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

*Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Currency Swap at December 31, 2014
							Notional
					Notional		Amount
	Pay/Receive				Amount		Currency	Premiums
	Floating	Floating	Fixed	Maturity	Currency		Delivered	Received /
Counterparty	Rate	Rate	Rate	Date	Received (000’s)		(000’s)	(Paid)	Value
		Six-
		Month USD
BAC	Pay	BBA LIBOR	7.150	1/28/19 INR	$1,567,863	USD	25,000	$(10,739)	$2,253,684
		Six-
		Month USD
BOA	Pay	BBA LIBOR	7.100	1/21/19 INR	921,795	USD	15,025	—	942,519
		Six-
		Month USD
GSG	Pay	BBA LIBOR	7.210	1/13/19 INR	935,000	USD	15,039	—	1,415,994
		Six-
		Month USD
GSG	Pay	BBA LIBOR	7.100	1/15/19 INR	931,750	USD	15,045	—	1,285,179

Total Over-the-Counter Currency Swap								$(10,739)	$5,897,376

Centrally Cleared Interest Rate Swaps at December 31, 2014
	Pay/Receive
	Floating	Floating		Maturity	Notional Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value
		Three-
		Month USD
BAC	Pay	BBA LIBOR	2.702	6/18/24	USD	16,440	$(662,180)
		Six-Month
		AUD BBR
BOA	Pay	BBSW	2.775	8/11/17	AUD	119,000	983,879
		Three-
		Month USD
BOA	Receive	BBA LIBOR	2.595	8/14/24	USD	28,000	(1,097,890)
		Three-
		Month CAD
BOA	Receive	BA CDOR	1.660	9/12/16	CAD	280,000	(441,633)
		Three-
		Month USD
BOA	Receive	BBA LIBOR	2.850	2/18/24	USD	25,000	(1,565,701)

34 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive
	Floating	Floating		Maturity	Notional Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value
		Six-Month
		AUD BBR
BOA	Receive	BBSW	3.743	8/11/24	AUD	40,000	(1,845,646)
		Three-
		Month USD
GSG	Receive	BBA LIBOR	2.695	6/19/24	USD	16,320	$(646,308)
		Three-
		Month USD
GSG	Receive	BBA LIBOR	2.396	10/29/24	USD	6,660	(99,854)
		Three-
		Month USD
JPM	Receive	BBA LIBOR	3.036	1/8/24	USD	120,000	(9,832,352)
		Three-
		Month USD
JPM	Receive	BBA LIBOR	2.399	10/29/24	USD	6,190	(94,495)
		Three-
		Month USD
JPM	Receive	BBA LIBOR	2.570	8/15/24	USD	12,980	(521,222)
		MXN TIIE
JPM	Pay	BANXICO	6.090	7/29/24	MXN	194,500	35,025
		Three-
		Month USD
JPM	Receive	BBA LIBOR	2.550	8/12/24	USD	12,960	(501,732)
		MXN TIIE
JPM	Receive	BANXICO	6.070	8/1/24	MXN	188,700	39,087
		Six-Month
		EUR
UBS	Receive	EURIBOR	1.720	7/15/24	EUR	150,000	(17,185,337)

Total Centrally Cleared Interest Rate Swaps							$(33,436,359)

Over-the-Counter Interest Rate Swaps at December 31, 2014
	Pay/Receive
	Floating	Floating		Maturity	Notional Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value
		Three-
		Month MYR
BOA	Pay	KLIBOR	4.510	6/17/24	MYR	54,600	$356,845
		Six-Month
		SGD SOR
GSG	Pay	VWAP	3.185	9/2/24	SGD	70,000	502,201
		Three-
		Month HKD
		HIBOR
GSG	Receive	HKAB	3.230	9/12/24	HKD	425,000	(1,177,204)
		Three-
		Month HKD
		HIBOR
GSG	Receive	HKAB	3.230	7/24/24	HKD	420,000	(1,177,489)
		One-Year
GSG	Pay	INR MIBOR	7.730	12/19/15	INR	17,000,000	(25,173)
		Six-Month
		SGD SOR
GSG	Pay	VWAP	3.430	9/16/24	SGD	71,000	1,058,054

35 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
	Pay/Receive
	Floating	Floating		Maturity	Notional Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.205	11/21/24	MYR	99,000	$(58,496)
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.080	12/10/19	MYR	190,000	141,098
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.550	12/12/24	MYR	62,000	459,822
		Three-
		Month ILS
GSG	Pay	TELEBOR01	2.365	10/6/24	ILS	45,735	55,256
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.088	6/2/19	MYR	137,000	159,478
		MXN TIIE
GSG	Pay	BANXICO	4.260	6/15/16	MXN	801,100	13,642
		Three-
		Month CNY
GSG	Receive	CNREPOFIX	4.050	8/14/19	CNY	325,000	(1,334,798)
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.520	6/11/24	MYR	73,000	499,836
		Three-
		Month MYR
GSG	Pay	KLIBOR	4.515	6/17/24	MYR	54,360	361,430
		Three-
		Month ILS
HSBC	Pay	TELEBOR01	2.350	10/8/24	ILS	37,000	31,599
		Three-
		Month COP
JPM	Pay	IBR OIS	6.090	10/29/24	COP	15,470,000	(168,276)
		Three-
		Month KRW
JPM	Pay	CD KSDA	2.820	11/3/29	KRW	57,000,000	56,068
		Three-
		Month USD
JPM	Receive	BBA LIBOR	2.150	5/30/23	USD	27,000	(11,063)
		Three-
		Month KRW
JPM	Pay	CD KSDA	2.790	11/3/29	KRW	57,000,000	(849)
		Three-
		Month KRW
JPM	Receive	CD KSDA	3.080	6/10/18	KRW	132,000,000	(2,045,990)
		Three-
		Month KRW
JPM	Pay	CD KSDA	3.270	10/21/34	KRW	56,000,000	864,938
		Three-
		Month KRW
JPM	Pay	CD KSDA	3.490	6/24/34	KRW	57,700,000	1,776,966
		Three-
		Month KRW
JPM	Receive	CD KSDA	3.325	6/24/29	KRW	107,000,000	(1,919,159)

36 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
	Pay/Receive
	Floating	Floating		Maturity	Notional Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value
		Three-
		Month KRW
JPM	Pay	CD KSDA	3.200	7/8/24	KRW	37,700,000	$775,310
		Three-
		Month KRW
JPM	Pay	CD KSDA	3.280	7/19/24	KRW	37,700,000	890,360
		Three-
		Month KRW
JPM	Pay	CD KSDA	3.280	6/27/24	KRW	63,500,000	1,522,636
		MXN TIIE
JPM	Pay	BANXICO	4.280	6/15/16	MXN	795,100	24,032
		Three-
		Month CNY
JPM	Receive	CNREPOFIX	3.910	8/27/19	CNY	325,000	(985,908)
		Three-
		Month COP
MOS-A	Pay	IBR OIS	6.090	10/29/24	COP	15,940,000	(173,388)

Total Over-the-Counter Interest Rate Swaps							$471,778

Over-the-Counter Credit Default Swaptions Written at December 31, 2014
		Buy/Sell	Reference	Fixed Expiration		Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value
			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 22
12/20/19 Call	JPM	Sell	Version 1	5.000	3/18/15	EUR	100,000	$940,538	$(568,639)
			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 22
12/20/19 Call	JPM	Sell	Version 1	5.000	3/18/15	EUR	50,000	250,810	(279,866)
			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 22
12/20/19 Call	JPM	Sell	Version 1	5.000	3/18/15	EUR	100,000	463,998	(559,733)
			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 22
12/20/19 Call	JPM	Sell	Version 1	5.000	3/18/15	EUR	100,000	1,103,564	(568,639)
			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 22
12/20/19 Call	BOA	Sell	Version 1	5.000	3/18/15	EUR	100,000	661,731	(568,639)

Total Over-the-Counter Credit Default Swaptions Written								$3,420,641	$(2,545,516)

37 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written at December 31, 2014
		Pay/Receive
		Floating	Floating	Fixed Expiration		Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value
			Six-
Interest Rate			Month
Swap maturing			JPY BBA
11/10/35 Call	BAC	Receive	LIBOR	1.445	11/6/15	JPY	5,000,000	$1,133,244	$(2,170,280)
			Six-
Interest Rate			Month
Swap maturing			JPY BBA
11/10/35 Call	BAC	Pay	LIBOR	1.445	11/6/15	JPY	5,000,000	1,133,243	(304,888)
			Six-
Interest Rate			Month
Swap maturing			AUD BBR
1/29/25 Call	BOA	Receive	BBSW	3.693	1/28/15	AUD	30,000	371,553	(1,150,281)
			Three-
Interest Rate			Month
Swap maturing			CAD BA
3/2/20 Call	BOA	Receive	CDOR	1.930	3/2/15	CAD	150,000	724,415	(1,070,514)
			Six-
Interest Rate			Month
Swap maturing			EUR
4/22/45 Call	BOA	Receive	EURIBOR	1.863	4/20/15	EUR	25,000	1,353,135	(3,144,307)
			Six-
Interest Rate			Month
Swap maturing			EUR
10/6/20 Call	BOA	Receive	EURIBOR	0.655	10/2/15	EUR	115,000	1,004,055	(1,790,109)
			Three-
Interest Rate			Month
Swap maturing			CAD BA
3/2/20 Call	BOA	Pay	CDOR	1.930	3/2/15	CAD	150,000	724,415	(340,536)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/25/44 Call	BOA	Pay	LIBOR	4.000	9/23/16	USD	100,000	4,100,000	(1,814,596)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/21/27 Call	BOA	Pay	LIBOR	4.000	9/19/17	USD	220,000	7,300,000	(4,110,482)
Interest Rate
Swap maturing			MXN TIIE
12/26/24 Call	BOA	Pay	BANXICO	6.182	1/7/15	MXN	800,000	1,360,907	(245,120)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
3/13/20 Call	BOA	Pay	LIBOR	2.000	3/11/15	USD	250,000	1,225,000	(984,445)
Interest Rate
Swap maturing			MXN TIIE
4/7/25 Call	GSG	Receive	BANXICO	6.375	4/17/15	MXN	675,000	1,063,848	(1,122,213)
Interest Rate
Swap maturing			MXN TIIE
2/6/20 Call	GSG	Pay	BANXICO	5.190	2/11/15	MXN	1,400,000	740,360	(1,572,502)
Interest Rate
Swap maturing			MXN TIIE
4/7/25 Call	GSG	Pay	BANXICO	6.375	4/17/15	MXN	675,000	1,063,847	(838,741)

38 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
Pay/Receive
		Floating	Floating	Fixed Expiration		Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/17/20 Call	GSG	Pay	WIBO	1.886	2/13/15	PLN	360,000	$769,322	$(629,373)
Six-
Interest Rate			Month
Swap maturing			EUR
2/3/45 Call	GSG	Receive	EURIBOR	1.825	1/30/15	EUR	25,000	940,302	(2,731,079)
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/17/20 Call	GSG	Receive	WIBO	1.886	2/13/15	PLN	360,000	769,321	(222,594)
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/23/20 Call	GSG	Receive	WIBO	2.100	2/19/15	PLN	200,000	434,201	(453,480)
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/23/20 Call	GSG	Pay	WIBO	2.100	2/19/15	PLN	200,000	434,200	(111,655)
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/9/20 Call	GSG	Pay	WIBO	1.930	2/5/15	PLN	200,000	457,868	(258,104)
Six-
Month
Interest Rate			PLN
Swap maturing			WIBOR
2/9/20 Call	GSG	Receive	WIBO	1.930	2/5/15	PLN	200,000	457,869	(150,851)
Three-
Interest Rate			Month
Swap maturing			USD BBA
9/30/39 Call	GSG	Pay	LIBOR	4.000	9/26/16	USD	175,000	6,483,750	(2,880,239)
Three-
Interest Rate			Month
Swap maturing			KRW CD
4/30/24 Call	GSG	Pay	KSDA	4.530	4/29/19	KRW	100,000,000	579,626	(168,743)
Six-
Interest Rate			Month
Swap maturing			EUR
9/25/25 Call	GSG	Receive	EURIBOR	1.900	9/23/15	EUR	100,000	1,041,943	(3,175,070)
Three-
Interest Rate			Month
Swap maturing			USD BBA
3/9/20 Call	GSG	Pay	LIBOR	2.000	3/5/15	USD	250,000	1,437,500	(893,053)

39 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/Receive
		Floating	Floating	Fixed Expiration		Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value
			Six-
Interest Rate			Month
Swap maturing			EUR
9/23/25 Call	GSG	Receive	EURIBOR	2.000	9/21/15	EUR	150,000	$1,617,903	$(5,479,637)
Interest Rate
Swap maturing			MXN TIIE
11/7/25 Call	GSG	Receive	BANXICO	6.510	11/19/15	MXN	750,000	1,929,119	(1,958,835)
			Six-
Interest Rate			Month
Swap maturing			AUD BBR
1/28/25 Call	GSG	Receive	BBSW	3.710	1/27/15	AUD	75,000	903,943	(2,958,444)
Interest Rate
Swap maturing			MXN TIIE
9/23/16 Call	GSG	Pay	BANXICO	4.630	9/24/15	MXN	3,300,000	1,011,249	(651,778)
Interest Rate
Swap maturing			MXN TIIE
11/7/25 Call	GSG	Pay	BANXICO	6.510	11/19/15	MXN	750,000	1,929,118	(2,074,292)
			Three-
Interest Rate			Month
Swap maturing			GBP BBA
10/10/17 Call	GSG	Receive	LIBOR	1.847	10/10/16	GBP	250,000	1,818,281	(2,862,045)
			Six-
Interest Rate			Month
Swap maturing			JPY BBA
2/23/35 Call	JPM	Pay	LIBOR	1.353	2/19/15	JPY	5,000,000	647,806	(4,621)
			Three-
Interest Rate			Month
Swap maturing			KRW CD
2/12/29 Call	JPM	Pay	KSDA	4.610	2/11/19	KRW	100,000,000	1,026,886	(228,830)
			Six-
Interest Rate			Month
Swap maturing			JPY BBA
2/23/35 Call	JPM	Receive	LIBOR	1.353	2/19/15	JPY	5,000,000	647,806	(1,668,989)
			Six-
Interest Rate			Month
Swap maturing			EUR
10/13/20 Call	JPM	Receive	EURIBOR	0.658	10/9/15	EUR	150,000	1,310,977	(2,367,426)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/28/26 Call	JPM	Pay	LIBOR	3.272	9/26/16	USD	100,000	4,000,000	(2,039,212)
			Six-
Interest Rate			Month
Swap maturing			EUR
8/12/25 Call	JPM	Pay	EURIBOR	2.750	8/10/15	EUR	250,000	2,126,198	(106,170)
			Six-
Interest Rate			Month
Swap maturing			JPY BBA
2/17/35 Call	JPM	Receive	LIBOR	1.408	2/13/15	JPY	10,000,000	1,308,460	(4,200,606)
			Six-
Interest Rate			Month
Swap maturing			EUR
2/3/45 Call	JPM	Receive	EURIBOR	1.816	1/30/15	EUR	35,000	1,310,901	(3,732,445)

40 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/Receive
		Floating	Floating	Fixed Expiration		Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value
			Six-
Interest Rate			Month
Swap maturing			AUD BBR
1/27/25 Call	JPM	Receive	BBSW	3.685	1/23/15	AUD	75,000	$926,740	$(2,822,522)
			Six-
Interest Rate			Month
Swap maturing			EUR
7/21/25 Call	UBS	Receive	EURIBOR	1.421	7/17/15	EUR	48,850	792,425	(3,205,859)
			Three-
Interest Rate			Month
Swap maturing			GBP BBA
10/10/18 Call	UBS	Receive	LIBOR	2.128	10/10/16	GBP	115,000	1,691,406	(2,765,871)
			Six-
Interest Rate			Month
Swap maturing			EUR
10/5/20 Call	UBS	Receive	EURIBOR	0.640	10/1/15	EUR	200,000	1,813,752	(2,968,879)

Total Over-the-Counter Interest Rate Swaptions Written								$63,916,894	$(74,429,716)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITI	Citigroup, Inc.
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
FIB	Credit Suisse International
GOL	Goldman Sachs & Co.
GSCO-OT	Goldman Sachs Bank USA
GSG	Goldman Sachs Group, Inc. (The)
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS-A	Morgan Stanley
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
t-NOM	Nomura Securities International, Inc.
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar

41 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD	Certificate of Deposit
CNREPOFIX	Repurchase Fixing Rates
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
IBR	Indicador Bancario de Referencia
iTraxx Europe
Crossover Series
22 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korean Securities Dealers Assn.
MIBOR	Mumbai Interbank Offered Rate
OIS	Overnight Index Swap
SOR VWAP	Swap Offered Rate Singapore Dollar Index
TELEBOR01	Tel Aviv Interbank Offered Rate 1 Month
TIIE	Interbank Equilibrium Interest Rate
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

Exchange Abbreviations
EUX	European Stock Exchange

42 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 / Unaudited

1. Organization

Oppenheimer International Bond Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded,

43 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

44 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such

45 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$45,513,651	$—	$45,513,651
Mortgage-Backed Obligations	—	31,464,882	—	31,464,882
U.S. Government Obligation	—	19,996,880	—	19,996,880
Foreign Government Obligations	—	4,166,916,466	—	4,166,916,466
Corporate Bonds and Notes	—	2,270,563,716	16,449,514	2,287,013,230
Common Stock	—	—	—	—
Structured Securities	—	20,299,324	4,055,914	24,355,238
Short-Term Notes	—	613,959,044	—	613,959,044
Over-the-Counter Options
Purchased	—	66,632,875	—	66,632,875
Over-the-Counter Interest Rate
Swaptions Purchased	—	35,933,782	—	35,933,782
Investment Company	572,329,998	—	—	572,329,998

Total Investments, at Value	572,329,998	7,271,280,620	20,505,428	7,864,116,046
Other Financial Instruments:
Swaps, at value	—	28,890,194	—	28,890,194
Centrally cleared swaps, at value	—	1,057,991	—	1,057,991
Foreign currency exchange contracts	—	233,944,530	—	233,944,530

Total Assets	$572,329,998	$7,535,173,335	$20,505,428	$8,128,008,761

46 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(24,279,493)	$—	$(24,279,493)
Centrally cleared swaps, at value	—	(34,494,350)	—	(34,494,350)
Options written, at value	—	(66,249,864)	—	(66,249,864)
Futures contracts	(8,359,006)	—	—	(8,359,006)
Foreign currency exchange contracts	—	(151,915,557)	—	(151,915,557)
Swaptions written, at value	—	(76,975,232)	—	(76,975,232)

Total Liabilities	$(8,359,006)	$(353,914,496)	$—	$(362,273,502)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of
	Level 2*	Level 3*

Assets Table
Investments, at Value:
Asset-Backed Securities	$7,318,905	$(7,318,905)

Total Assets	$7,318,905	$(7,318,905)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities,

47 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Restricted Securities. As of December 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2014 is as follows:

Cost	$33,100,630
Market Value	$805,000
Market value as % of Net Assets	0.01%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

48 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to

49 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure

50 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2014, the Fund had daily average contract amounts on forward contracts to buy and sell of $2,591,756,821 and $3,703,370,981, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended December 31, 2014, the Fund had an ending monthly average market value of $502,892,502 on futures contracts sold.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

51 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended December 31, 2014, the Fund had an ending monthly average market value of $15,806,408 and $71,047,793 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

52 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended December 31, 2014, the Fund had an ending monthly average market value of $14,057,778 and $60,517,847 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the period ended December 31, 2014 was as follows:

	Number of	Amount of
	Contracts	Premiums

Options outstanding as of September 30, 2014	1,871,503,834,143	$75,535,809
Options written	1,881,843,490,000	159,149,372
Options closed or expired	(427,427,952,000)	(9,391,720)
Options exercised	(2,866,777,482,143)	(156,882,894)

Options outstanding as of December 31, 2014	459,141,890,000	$68,410,567

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance

53 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

For the period ended December 31, 2014, the Fund had ending monthly average notional amounts of $76,471,099 and $175,900,353 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Currency Swap Contracts. A currency swap contract is an agreement between counterparties to exchange different currencies at contract inception that are equivalent to a notional value. The exchange at contract inception is made at the current spot rate. The contract also includes an agreement to reverse the exchange of the same notional values of those currencies at contract termination. The re-exchange at contract termination may take

54 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

place at the same exchange rate, a specified rate or the then current spot rate. Certain currency swap contracts provide for exchanging the currencies only at contract termination and can provide for only a net payment in the settlement currency, typically USD. A currency swap contract may also include the exchange of periodic payments, between the counterparties, that are based on interest rates available in the respective currencies at contract inception. Other currency swap contracts may not provide for exchanging the different currencies at all, and only for exchanging interest cash flows based on the notional value in the contract.

The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on the various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts increase exposure to foreign exchange rate risk.

For the period ended December 31, 2014, the Fund had ending monthly average notional amounts of $70,176,610 on currency swaps which receive a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the period ended December 31, 2014, the Fund had ending monthly average notional amounts of $1,211,031,881 and $1,155,444,081 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the

55 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or, indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the period ended December 31, 2014, the Fund had an ending monthly average market value of $46,539,601 and $57,097,053 on purchased and written swaptions, respectively.

Written swaption activity for the period ended December 31, 2014 was as follows:

56 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

	Notional	Amount of
	Amount	Premiums

Swaptions outstanding as of September 30, 2014	210,982,310,000	$38,363,215
Swaptions written	51,583,695,000	63,294,528
Swaptions closed or expired	(877,800,000)	(1,513,514)
Swaptions exercised	(18,329,355,000)	(32,806,694)

Swaptions outstanding as of December 31, 2014	243,358,850,000	$67,337,535

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of December 31, 2014, the Fund has required certain counterparties to post collateral of $88,760,918.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as

57 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

58 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$8,189,738,324
Federal tax cost of other investments	(134,325,757)

Total federal tax cost	$8,055,412,567

Gross unrealized appreciation	$343,329,906
Gross unrealized depreciation	(676,603,068)

Net unrealized depreciation	$(333,273,162)

59 OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2015